TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

TIAA SEPARATE ACCOUNT VA-1

STOCK INDEX ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2020

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 1.4%
2,457	*	Adient plc	$43
3,248	*	American Axle & Manufacturing Holdings, Inc	19
8,647		Aptiv plc	793
6,596		BorgWarner, Inc	256
1,678		Cooper Tire & Rubber Co	53
138	*	Cooper-Standard Holding, Inc	2
4,034		Dana Inc	50
1,044	*	Dorman Products, Inc	94
126,800		Ford Motor Co	844
1,312	*	Fox Factory Holding Corp	98
40,132		General Motors Co	1,187
7,649		Gentex Corp	197
1,424	*	Gentherm, Inc	58
7,178		Goodyear Tire & Rubber Co	55
5,507		Harley-Davidson, Inc	135
851		LCI Industries, Inc	90
1,758		Lear Corp	192
1,945	*	Modine Manufacturing Co	12
670	*	Motorcar Parts of America, Inc	10
843		Standard Motor Products, Inc	38
1,055	*	Stoneridge, Inc	19
928	*	Tenneco, Inc	6
23,952	*	Tesla, Inc	10,276
1,790		Thor Industries, Inc	171
759	*	Visteon Corp	53
1,185		Winnebago Industries, Inc	61
3,021	*,e	Workhorse Group, Inc	76
518	*	XPEL, Inc	14

		TOTAL AUTOMOBILES & COMPONENTS	14,902

BANKS - 3.5%
625		1st Source Corp	19
255		ACNB Corp	5
444		Allegiance Bancshares, Inc	10
521		Altabancorp	10
667	*	Amerant Bancorp Inc	6
374		American National Bankshares, Inc	8
2,080		Ameris Bancorp	47
387		Ames National Corp	7
438		Arrow Financial Corp	11
4,158		Associated Banc-Corp	52
706	*	Atlantic Capital Bancshares, Inc	8
2,758		Atlantic Union Bankshares Corp	59
2,322	*	Axos Financial, Inc	54
1,598		Banc of California, Inc	16
666		Bancfirst Corp	27
3,345		BancorpSouth Bank	65
178	e	Bank First Corp	10
250,726		Bank of America Corp	6,040
601		Bank of Commerce Holdings	4
1,195		Bank of Hawaii Corp	60
468		Bank of Marin Bancorp	14
1,429		Bank of NT Butterfield & Son Ltd	32
4,451		Bank OZK	95
457		BankFinancial Corp	3
3,355		BankUnited	74

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

217		Bankwell Financial Group, Inc	$3
1,278		Banner Corp	41
622		Bar Harbor Bankshares	13
385	*	Baycom Corp	4
361		BCB Bancorp, Inc	3
227		Berkshire Hills Bancorp, Inc	2
476	*	Bluegreen Vacations Holding Corp	6
1,053		BOK Financial Corp	54
3,231		Boston Private Financial Holdings, Inc	18
683		Bridge Bancorp, Inc	12
2,984		Brookline Bancorp, Inc	26
630		Bryn Mawr Bank Corp	16
313		Business First Bancshares, Inc	5
241		Byline Bancorp, Inc	3
131		C&F Financial Corp	4
3,579		Cadence BanCorp	31
135		Cambridge Bancorp	7
613		Camden National Corp	19
447		Capital City Bank Group, Inc	8
3,828		Capitol Federal Financial	35
314		Capstar Financial Holdings, Inc	3
550		Carter Bank & Trust	4
2,040		Cathay General Bancorp	44
654		CBTX, Inc	11
1,125		Central Pacific Financial Corp	15
383		Central Valley Community Bancorp	5
152		Century Bancorp, Inc	10
122		Chemung Financial Corp	4
2,767		CIT Group, Inc	49
67,215		Citigroup, Inc	2,898
533		Citizens & Northern Corp	9
14,386		Citizens Financial Group, Inc	364
194		City Holding Co	11
377		Civista Bancshares, Inc	5
498		CNB Financial Corp	7
376		Codorus Valley Bancorp, Inc	5
2,875		Columbia Banking System, Inc	69
1,738	*	Columbia Financial, Inc	19
3,928		Comerica, Inc	150
3,237		Commerce Bancshares, Inc	182
1,925		Community Bank System, Inc	105
837		Community Bankers Trust Corp	4
153		Community Financial Corp	3
651		Community Trust Bancorp, Inc	18
1,146		ConnectOne Bancorp, Inc	16
1,466	*	CrossFirst Bankshares, Inc	13
1,926		Cullen/Frost Bankers, Inc	123
1,005	*	Customers Bancorp, Inc	11
4,043		CVB Financial Corp	67
1,325		Dime Community Bancshares	15
1,035		Eagle Bancorp, Inc	28
4,807		East West Bancorp, Inc	157
314		Enterprise Bancorp, Inc	7
828		Enterprise Financial Services Corp	23
402	*	Equity Bancshares, Inc	6
342		ESSA Bancorp, Inc	4
3,487		Essent Group Ltd	129
171		Evans Bancorp, Inc	4
356		Farmers & Merchants Bancorp, Inc	7
1,013		Farmers National Banc Corp	11
621		FB Financial Corp	16
384		Federal Agricultural Mortgage Corp (FAMC)	24
23,716		Fifth Third Bancorp	506
527		Financial Institutions, Inc	8
1,088		First Bancorp (NC)	23

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

6,201		First Bancorp (Puerto Rico)	$32
498		First Bancorp, Inc	10
322		First Bancshares, Inc	7
603		First Bank	4
1,476		First Busey Corp	23
360		First Business Financial Services, Inc	5
226		First Citizens Bancshares, Inc (Class A)	72
3,678		First Commonwealth Financial Corp	28
680		First Community Bancshares, Inc	12
2,544		First Financial Bancorp	31
4,582		First Financial Bankshares, Inc	128
384		First Financial Corp	12
1,098		First Foundation, Inc	14
178		First Guaranty Bancshares, Inc	2
4,467		First Hawaiian, Inc	65
18,403		First Horizon National Corp	174
228		First Internet Bancorp	3
951		First Interstate Bancsystem, Inc	30
1,580		First Merchants Corp	37
380		First Mid-Illinois Bancshares, Inc	9
2,629		First Midwest Bancorp, Inc	28
327		First Northwest Bancorp	3
862		First of Long Island Corp	13
5,668		First Republic Bank	618
890		Flagstar Bancorp, Inc	26
1,083		Flushing Financial Corp	11
9,554		FNB Corp	65
4,859		Fulton Financial Corp	45
903		German American Bancorp, Inc	25
2,999		Glacier Bancorp, Inc	96
412		Great Southern Bancorp, Inc	15
1,353		Great Western Bancorp, Inc	17
113		Greene County Bancorp, Inc	2
275		Guaranty Bancshares, Inc	7
1,830		Hancock Whitney Corp	34
1,297		Hanmi Financial Corp	11
728		HarborOne Northeast Bancorp, Inc	6
953		Heartland Financial USA, Inc	29
1,355		Heritage Commerce Corp	9
1,150		Heritage Financial Corp	21
2,919		Hilltop Holdings, Inc	60
57		Hingham Institution for Savings	10
238		Home Bancorp, Inc	6
4,557		Home Bancshares, Inc	69
698		HomeStreet, Inc	18
667		HomeTrust Bancshares, Inc	9
2,725		Hope Bancorp, Inc	21
1,209		Horizon Bancorp	12
323	*	Howard Bancorp, Inc	3
34,331		Huntington Bancshares, Inc	315
1,238		Independent Bank Corp (MA)	65
863		Independent Bank Corp (MI)	11
1,089		Independent Bank Group, Inc	48
2,138		International Bancshares Corp	56
299		Investar Holding Corp	4
7,424		Investors Bancorp, Inc	54
98,313		JPMorgan Chase & Co	9,465
1,623		Kearny Financial Corp	12
30,011		Keycorp	358
1,629		Lakeland Bancorp, Inc	16
976		Lakeland Financial Corp	40
378		LCNB Corp	5
287	*,e	LendingTree, Inc	88
833		Live Oak Bancshares, Inc	21
4,010		M&T Bank Corp	369

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,072		Macatawa Bank Corp	$7
640		Mercantile Bank Corp	12
573		Merchants Bancorp	11
1,997		Meridian Bancorp, Inc	21
1,035		Meta Financial Group, Inc	20
229	*	Metropolitan Bank Holding Corp	6
10,835		MGIC Investment Corp	96
582		Midland States Bancorp, Inc	7
406		MidWestOne Financial Group, Inc	7
2,342	*	Mr Cooper Group, Inc	52
984		National Bank Holdings Corp	26
257		National Bankshares, Inc	7
1,661		NBT Bancorp, Inc	45
14,827		New York Community Bancorp, Inc	123
301	*	Nicolet Bankshares, Inc	16
2,265	*	NMI Holdings, Inc	40
256		Northeast Bank	5
1,643		Northfield Bancorp, Inc	15
280		Northrim BanCorp, Inc	7
2,083		Northwest Bancshares, Inc	19
223		Norwood Financial Corp	5
1,583		OceanFirst Financial Corp	22
1,902		OFG Bancorp	24
160		Ohio Valley Banc Corp	3
4,858		Old National Bancorp	61
1,237		Old Second Bancorp, Inc	9
568		Origin Bancorp, Inc	12
297		Orrstown Financial Services, Inc	4
2,232		Pacific Premier Bancorp, Inc	45
3,679		PacWest Bancorp	63
529		Park National Corp	43
217		Parke Bancorp, Inc	3
696		PCSB Financial Corp	8
642		Peapack Gladstone Financial Corp	10
331		Penns Woods Bancorp, Inc	7
1,491		PennyMac Financial Services, Inc	87
174		Peoples Bancorp of North Carolina, Inc	3
595		Peoples Bancorp, Inc	11
333		Peoples Financial Services Corp	12
13,923		People’s United Financial, Inc	144
2,763		Pinnacle Financial Partners, Inc	98
13,689		PNC Financial Services Group, Inc	1,505
2,847		Popular, Inc	103
510		Preferred Bank	16
471		Premier Financial Bancorp, Inc	5
1,415		Premier Financial Corp	22
3,083		Prosperity Bancshares, Inc	160
339		Provident Bancorp Inc	3
1,243		Provident Financial Services, Inc	15
279		Prudential Bancorp, Inc	3
472		QCR Holdings, Inc	13
5,940		Radian Group, Inc	87
475		RBB Bancorp	5
32,432		Regions Financial Corp	374
254		Reliant Bancorp Inc	4
1,629		Renasant Corp	37
364		Republic Bancorp, Inc (Class A)	10
1,873	*	Republic First Bancorp, Inc	4
671		Riverview Bancorp, Inc	3
2,949	*,e	Rocket Cos, Inc	59
1,349		S&T Bancorp, Inc	24
1,200		Sandy Spring Bancorp, Inc	28
1,542	*	Seacoast Banking Corp of Florida	28
1,876		ServisFirst Bancshares, Inc	64
497		Shore Bancshares, Inc	5

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

370		Sierra Bancorp	$6
1,852		Signature Bank	154
2,996		Simmons First National Corp (Class A)	48
275		SmartFinancial, Inc	4
2,471		South State Corp	119
228	*	Southern First Bancshares, Inc	6
231		Southern Missouri Bancorp, Inc	5
454		Southern National Bancorp of Virginia, Inc	4
1,068		Southside Bancshares, Inc	26
5,659		Sterling Bancorp	60
922		Stock Yards Bancorp, Inc	31
394		Summit Financial Group, Inc	6
1,686	*	SVB Financial Group	406
4,436		Synovus Financial Corp	94
3,980		TCF Financial Corp	93
286		Territorial Bancorp, Inc	6
1,428	*	Texas Capital Bancshares, Inc	44
1,044		TFS Financial Corp	15
1,514	*	The Bancorp, Inc	13
232		Timberland Bancorp, Inc	4
573		Tompkins Financial Corp	33
1,266		Towne Bank	21
240		Trico Bancshares	6
943	*	Tristate Capital Holdings, Inc	12
657	*	Triumph Bancorp, Inc	20
43,744		Truist Financial Corp	1,664
3,358		Trustco Bank Corp NY	18
2,619		Trustmark Corp	56
1,796		UMB Financial Corp	88
6,954		Umpqua Holdings Corp	74
4,488		United Bankshares, Inc	96
2,711		United Community Banks, Inc	46
510		United Security Bancshares	3
266		Unity Bancorp, Inc	3
1,012		Univest Financial Corp	15
44,190		US Bancorp	1,584
9,879		Valley National Bancorp	68
1,101		Veritex Holdings, Inc	19
1,098		Walker & Dunlop, Inc	58
2,531		Washington Federal, Inc	53
581		Washington Trust Bancorp, Inc	18
1,032		Waterstone Financial, Inc	16
2,690		Webster Financial Corp	71
122,248		Wells Fargo & Co	2,874
1,747		WesBanco, Inc	37
597		West Bancorporation, Inc	9
1,024		Westamerica Bancorporation	56
3,666		Western Alliance Bancorp	116
1,021		Western New England Bancorp, Inc	6
2,157		Wintrust Financial Corp	86
1,991		WSFS Financial Corp	54
5,692		Zions Bancorporation	166

		TOTAL BANKS	37,535

CAPITAL GOODS - 5.8%
18,155		3M Co	2,908
4,065		A.O. Smith Corp	215
1,275		Aaon, Inc	77
1,251		AAR Corp	24
1,438		Acuity Brands, Inc	147
1,712		Advanced Drainage Systems, Inc	107
5,026	*	Aecom Technology Corp	210
1,316	*	Aegion Corp	19
2,167	*	Aerojet Rocketdyne Holdings, Inc	86

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

831	*	Aerovironment, Inc	$50
2,151		AGCO Corp	160
3,064		Air Lease Corp	90
374		Alamo Group, Inc	40
1,111		Albany International Corp (Class A)	55
2,799		Allegion plc	277
205		Allied Motion Technologies, Inc	8
3,239		Allison Transmission Holdings, Inc	114
2,253		Altra Industrial Motion Corp	83
909	*	Ameresco, Inc	30
568	*	American Woodmark Corp	45
7,326		Ametek, Inc	728
1,095		Apogee Enterprises, Inc	23
1,503		Applied Industrial Technologies, Inc	83
1,220		Arcosa, Inc	54
555		Argan, Inc	23
1,331		Armstrong World Industries, Inc	92
823		Astec Industries, Inc	45
810	*	Astronics Corp	6
1,239	*	Atkore International Group, Inc	28
2,036	*	Axon Enterprise, Inc	185
1,179	*	AZEK Co, Inc	41
1,059		AZZ, Inc	36
1,344		Barnes Group, Inc	48
1,896	*	Beacon Roofing Supply, Inc	59
1,933	*,e	Bloom Energy Corp	35
278	*	Blue Bird Corp	3
2,534	*	BMC Stock Holdings, Inc	109
17,311		Boeing Co	2,861
3,625	*	Builders FirstSource, Inc	118
2,889		BWX Technologies, Inc	163
883		Caesarstone Sdot-Yam Ltd	9
520		CAI International, Inc	14
1,555		Carlisle Cos, Inc	190
28,036		Carrier Global Corp	856
17,558		Caterpillar, Inc	2,619
1,264	*	Chart Industries, Inc	89
647	*	CIRCOR International, Inc	18
3,463	*	Colfax Corp	109
840		Columbus McKinnon Corp	28
1,470		Comfort Systems USA, Inc	76
714	*	Construction Partners Inc	13
1,570	*	Cornerstone Building Brands, Inc	13
1,416		Crane Co	71
554		CSW Industrials, Inc	43
1,041		Cubic Corp	61
4,731		Cummins, Inc	999
1,242		Curtiss-Wright Corp	116
9,108		Deere & Co	2,019
3,888		Donaldson Co, Inc	180
932		Douglas Dynamics, Inc	32
4,486		Dover Corp	486
485	*	Ducommun, Inc	16
567	*	DXP Enterprises, Inc	9
1,047	*	Dycom Industries, Inc	55
174		Eastern Co	3
12,832		Eaton Corp	1,309
1,960		EMCOR Group, Inc	133
19,401		Emerson Electric Co	1,272
840		Encore Wire Corp	39
1,368	*	Energy Recovery, Inc	11
2,301	*	Enerpac Tool Group Corp	43
1,484		EnerSys	100
830		EnPro Industries, Inc	47
995		ESCO Technologies, Inc	80

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

137	*	EVI Industries, Inc	$4
2,773	*	Evoqua Water Technologies Corp	59
18,394		Fastenal Co	829
2,292		Federal Signal Corp	67
4,459		Flowserve Corp	122
4,949		Fluor Corp	44
9,624		Fortive Corp	733
4,638		Fortune Brands Home & Security, Inc	401
499	*	Foundation Building Materials, Inc	8
1,724		Franklin Electric Co, Inc	101
6,818	*,e	FuelCell Energy, Inc	15
1,403	*	Gates Industrial Corp plc	16
1,053		GATX Corp	67
277	*	Gencor Industries, Inc	3
1,969	*	Generac Holdings, Inc	381
8,164		General Dynamics Corp	1,130
282,892		General Electric Co	1,762
1,244	*	Gibraltar Industries, Inc	81
922	*	GMS, Inc	22
678		Gorman-Rupp Co	20
5,055		Graco, Inc	310
1,261		GrafTech International Ltd	9
470		Graham Corp	6
1,755		Granite Construction, Inc	31
2,253	*	Great Lakes Dredge & Dock Corp	21
1,065		Greenbrier Cos, Inc	31
1,120		Griffon Corp	22
1,293		H&E Equipment Services, Inc	25
3,062	*	Harsco Corp	43
5,318	*	HD Supply Holdings, Inc	219
1,386		HEICO Corp	145
2,602		HEICO Corp (Class A)	231
922		Helios Technologies, Inc	34
981	*	Herc Holdings, Inc	39
2,827		Hexcel Corp	95
2,685		Hillenbrand, Inc	76
22,750		Honeywell International, Inc	3,745
12,884		Howmet Aerospace, Inc	215
1,612		Hubbell, Inc	221
1,224		Huntington Ingalls	172
316		Hurco Cos, Inc	9
404		Hyster-Yale Materials Handling, Inc	15
2,293		IDEX Corp	418
298	*	IES Holdings, Inc	9
10,126		Illinois Tool Works, Inc	1,956
11,188	*	Ingersoll Rand, Inc	398
716		Insteel Industries, Inc	13
2,978		ITT, Inc	176
3,820		Jacobs Engineering Group, Inc	354
2,384	*	JELD-WEN Holding, Inc	54
1,200		John Bean Technologies Corp	110
24,372		Johnson Controls International plc	996
433		Kadant, Inc	47
1,040		Kaman Corp	41
3,108		Kennametal, Inc	90
3,783	*	Kratos Defense & Security Solutions, Inc	73
6,964		L3Harris Technologies, Inc	1,183
246	*	Lawson Products, Inc	10
306	*	LB Foster Co (Class A)	4
1,051		Lennox International, Inc	287
1,591		Lincoln Electric Holdings, Inc	146
408		Lindsay Corp	39
8,002		Lockheed Martin Corp	3,067
800		Luxfer Holdings plc	10
674	*	Lydall, Inc	11

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,198	*	Manitowoc Co, Inc	$10
8,230		Masco Corp	454
798	*	Masonite International Corp	79
2,069	*	Mastec, Inc	87
2,076		Maxar Technologies, Inc	52
1,815	*	Mercury Systems, Inc	141
1,998	*	Meritor, Inc	42
1,823	*	Middleby Corp	164
446		Miller Industries, Inc	14
863		Moog, Inc (Class A)	55
621	*	MRC Global, Inc	3
1,382		MSC Industrial Direct Co (Class A)	87
1,100		Mueller Industries, Inc	30
4,045		Mueller Water Products, Inc (Class A)	42
639	*	MYR Group, Inc	24
206		National Presto Industries, Inc	17
1,911	*	Navistar International Corp	83
1,020	*	NN, Inc	5
1,902		Nordson Corp	365
5,034		Northrop Grumman Corp	1,588
371	*	Northwest Pipe Co	10
4,328	*	NOW, Inc	20
291	*	NV5 Global Inc	15
4,923		nVent Electric plc	87
117		Omega Flex, Inc	18
2,055		Oshkosh Corp	151
13,117		Otis Worldwide Corp	819
3,305		Owens Corning, Inc	227
10,755		PACCAR, Inc	917
1,797	*,e	PAE, Inc	15
766		Park Aerospace Corp	8
4,115		Parker-Hannifin Corp	833
502	*	Parsons Corp	17
687		Patrick Industries, Inc	40
5,223		Pentair plc	239
1,847	*	PGT, Inc	32
10,519	*,e	Plug Power, Inc	141
416		Powell Industries, Inc	10
96		Preformed Line Products Co	5
1,452		Primoris Services Corp	26
784	*	Proto Labs, Inc	102
1,340		Quanex Building Products Corp	25
4,219		Quanta Services, Inc	223
1,477		Raven Industries, Inc	32
46,212		Raytheon Technologies Corp	2,659
899	*	RBC Bearings, Inc	109
1,350		Regal-Beloit Corp	127
4,524	*	Resideo Technologies, Inc	50
432		REV Group, Inc	3
3,642		Rexnord Corp	109
3,733		Rockwell Automation, Inc	824
3,356		Roper Technologies Inc	1,326
1,200		Rush Enterprises, Inc (Class A)	61
257		Rush Enterprises, Inc (Class B)	11
5,166	*	Sensata Technologies Holding plc	223
1,379		Shyft Group, Inc	26
1,581		Simpson Manufacturing Co, Inc	154
1,315	*	SiteOne Landscape Supply, Inc	160
1,692		Snap-On, Inc	249
3,290		Spirit Aerosystems Holdings, Inc (Class A)	62
1,707	*	SPX Corp	79
1,563	*	SPX FLOW, Inc	67
472		Standex International Corp	28
4,957		Stanley Black & Decker, Inc	804
1,004	*	Sterling Construction Co, Inc	14

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,799	*	Sunrun, Inc	$293
461		Systemax, Inc	11
1,233	*	Teledyne Technologies, Inc	382
647		Tennant Co	39
1,919		Terex Corp	37
967	*	Textainer Group Holdings Ltd	14
7,365		Textron, Inc	266
1,276	*	Thermon Group Holdings	14
2,010		Timken Co	109
784	*	Titan Machinery, Inc	10
3,332		Toro Co	280
927	*	TPI Composites, Inc	27
7,792		Trane Technologies plc	945
1,712		TransDigm Group, Inc	813
3,892	*	Trex Co, Inc	279
1,789	*	Trimas Corp	41
3,125		Trinity Industries, Inc	61
1,500		Triton International Ltd	61
145		Triumph Group, Inc	1
1,399	*	Tutor Perini Corp	16
2,328	*	United Rentals, Inc	406
5,141	*	Univar Solutions Inc	87
582		Valmont Industries, Inc	72
455	*	Vectrus, Inc	17
419	*	Veritiv Corp	5
6,345	*	Vertiv Holdings Co	110
649	*	Vicor Corp	50
1,948	*,e	Virgin Galactic Holdings, Inc	37
1,479	*	Vivint Solar, Inc	63
1,422		W.W. Grainger, Inc	507
2,295		Wabash National Corp	27
5,745		Wabtec Corp	355
1,090		Watsco, Inc	254
880		Watts Water Technologies, Inc (Class A)	88
3,967	*	Welbilt, Inc	24
1,581	*	WESCO International, Inc	70
67	*	Willis Lease Finance Corp	1
5,251	*	WillScot Mobile Mini Holdings Corp	88
1,753		Woodward Inc	141
5,817		Xylem, Inc	489

		TOTAL CAPITAL GOODS	62,803

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
2,170		ABM Industries, Inc	80
2,247	*	Acacia Research (Acacia Technologies)	8
4,335		ACCO Brands Corp	25
3,263		ADT, Inc	27
2,114	*	Advanced Disposal Services, Inc	64
4,397	*,g	API Group Corp	63
1,481	*	ASGN Inc	94
274		Barrett Business Services, Inc	14
198		BG Staffing, Inc	2
1,283		Brady Corp (Class A)	51
511	*	BrightView Holdings, Inc	6
1,790		Brink’s Co	74
1,375	*	Casella Waste Systems, Inc (Class A)	77
2,160	*	CBIZ, Inc	49
948	*	Ceco Environmental Corp	7
600	*	Cimpress plc	45
2,861		Cintas Corp	952
1,776	*	Clean Harbors, Inc	99
6,501	*	Copart, Inc	684
1,241	*	CoStar Group, Inc	1,053
4,607		Covanta Holding Corp	36
364		CRA International, Inc	14

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,839		Deluxe Corp	$47
2,478	*	Dun & Bradstreet Holdings, Inc	64
568		Emerald Holding, Inc	1
1,051		Ennis, Inc	18
3,825		Equifax, Inc	600
1,599		Exponent, Inc	115
381	*	Forrester Research, Inc	12
419	*	Franklin Covey Co	7
1,309	*	FTI Consulting, Inc	139
494	*	GP Strategies Corp	5
2,765		Healthcare Services Group	60
711		Heidrick & Struggles International, Inc	14
555	*	Heritage-Crystal Clean, Inc	7
2,222		Herman Miller, Inc	67
1,783		HNI Corp	56
896	*	Huron Consulting Group, Inc	35
4,394	*	IAA, Inc	229
707		ICF International, Inc	43
12,745		IHS Markit Ltd	1,001
1,374		Insperity, Inc	90
2,401		Interface, Inc	15
4,402		KAR Auction Services, Inc	63
1,192		Kelly Services, Inc (Class A)	20
1,045		Kforce, Inc	34
1,392		Kimball International, Inc (Class B)	15
1,970		Knoll, Inc	24
1,994		Korn/Ferry International	58
1,848		Manpower, Inc	135
1,217		Matthews International Corp (Class A)	27
687		McGrath RentCorp	41
757	*	Mistras Group, Inc	3
1,132		MSA Safety, Inc	152
11,872		Nielsen NV	168
563		NL Industries, Inc	2
7,274		Pitney Bowes, Inc	39
2,435	*,e	Precigen, Inc	8
1,198		Quad Graphics, Inc	4
6,655		Republic Services, Inc	621
1,107		Resources Connection, Inc	13
3,920		Robert Half International, Inc	208
4,660		Rollins, Inc	253
672	*	SP Plus Corp	12
3,128		Steelcase, Inc (Class A)	32
2,925	*	Stericycle, Inc	184
1,231	*	Team, Inc	7
1,741		Tetra Tech, Inc	166
5,960		TransUnion	501
1,402	*	TriNet Group, Inc	83
1,626	*	TrueBlue, Inc	25
529		Unifirst Corp	100
844		US Ecology, Inc	28
5,105		Verisk Analytics, Inc	946
795		Viad Corp	17
2,233	*	Vivint Smart Home, Inc	38
340		VSE Corp	10
13,597		Waste Management, Inc	1,539
279	*	Willdan Group, Inc	7

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	11,732

CONSUMER DURABLES & APPAREL - 1.5%
821		Acushnet Holdings Corp	28
559	*	American Outdoor Brands, Inc	7
1,140	*	Beazer Homes USA, Inc	15
2,639		Brunswick Corp	156

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,598		Callaway Golf Co	$69
4,058	*	Capri Holdings Ltd	73
1,418		Carter’s, Inc	123
237	*	Cavco Industries, Inc	43
707	*	Century Communities, Inc	30
729		Clarus Corp	10
1,106		Columbia Sportswear Co	96
1,951	*	CROCS, Inc	83
898	*	Deckers Outdoor Corp	198
10,647		DR Horton, Inc	805
458		Escalade, Inc	8
958		Ethan Allen Interiors, Inc	13
1,713	*	Fossil Group, Inc	10
4,826		Garmin Ltd	458
1,295	*	G-III Apparel Group Ltd	17
4,066	*	GoPro, Inc	18
992	*	Green Brick Partners, Inc	16
364		Hamilton Beach Brands Holding Co	7
10,312		Hanesbrands, Inc	162
4,137		Hasbro, Inc	342
789	*	Helen of Troy Ltd	153
438		Hooker Furniture Corp	11
845	*	Installed Building Products, Inc	86
1,024	*,e	iRobot Corp	78
232		Johnson Outdoors, Inc	19
3,023		KB Home	116
1,623		Kontoor Brands, Inc	39
1,887		La-Z-Boy, Inc	60
4,477		Leggett & Platt, Inc	184
8,776		Lennar Corp (Class A)	717
349		Lennar Corp (Class B)	23
624	*	LGI Homes, Inc	73
362		Lifetime Brands, Inc	3
336	*	Lovesac Co	9
3,673	*	Lululemon Athletica, Inc	1,210
862	*	M/I Homes, Inc	40
776	*	Malibu Boats, Inc	38
441		Marine Products Corp	7
673	*	MasterCraft Boat Holdings, Inc	12
10,286	*	Mattel, Inc	120
1,794		MDC Holdings, Inc	85
1,156	*	Meritage Homes Corp	128
1,947	*	Mohawk Industries, Inc	190
638		Movado Group, Inc	6
182		Nacco Industries, Inc (Class A)	3
909	*	Nautilus, Inc	16
13,184		Newell Brands Inc	226
39,154		Nike, Inc (Class B)	4,915
107	*	NVR, Inc	437
621		Oxford Industries, Inc	25
3,208	*	Peloton Interactive, Inc	318
1,868		Polaris Inc	176
8,920		Pulte Homes, Inc	413
550	*	Purple Innovation, Inc	14
2,213		PVH Corp	132
1,635		Ralph Lauren Corp	111
4,672	*	Skechers U.S.A., Inc (Class A)	141
1,768	*	Skyline Champion Corp	47
2,238		Smith & Wesson Brands, Inc	35
2,321	*	Sonos, Inc	35
2,901		Steven Madden Ltd	57
652		Sturm Ruger & Co, Inc	40
295		Superior Uniform Group, Inc	7
8,612		Tapestry, Inc	135
3,418	*	Taylor Morrison Home Corp	84

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,466	*	Tempur Sealy International, Inc	$131
4,036		Toll Brothers, Inc	196
1,123	*	TopBuild Corp	192
3,938	*	TRI Pointe Homes, Inc	71
1,753	*	Tupperware Brands Corp	35
5,744	*	Under Armour, Inc (Class A)	65
7,306	*	Under Armour, Inc (Class C)	72
700	*	Unifi, Inc	9
585	*	Universal Electronics, Inc	22
1,001	*	Vera Bradley, Inc	6
10,523		VF Corp	739
2,174	*	Vista Outdoor, Inc	44
1,890		Whirlpool Corp	348
2,662		Wolverine World Wide, Inc	69
2,402	*	YETI Holdings, Inc	109

		TOTAL CONSUMER DURABLES & APPAREL	15,669

CONSUMER SERVICES - 1.9%
1,229	*	Accel Entertainment, Inc	13
1,758	*	Adtalem Global Education, Inc	43
675	*	American Public Education, Inc	19
7,698		ARAMARK Holdings Corp	204
39	*	Biglari Holdings, Inc (B Shares)	3
817		BJ’s Restaurants, Inc	24
3,148		Bloomin’ Brands, Inc	48
3,239		Boyd Gaming Corp	99
1,976	*	Bright Horizons Family Solutions	300
1,545		Brinker International, Inc	66
4,438	*	Caesars Entertainment, Inc	249
15,170		Carnival Corp	230
591		Carriage Services, Inc	13
1,345	*	Carrols Restaurant Group, Inc	9
761	*	Century Casinos, Inc	4
1,085	e	Cheesecake Factory	30
3,925	*	Chegg, Inc	280
911	*	Chipotle Mexican Grill, Inc (Class A)	1,133
891		Choice Hotels International, Inc	77
1,305		Churchill Downs, Inc	214
751	*	Chuy’s Holdings, Inc	15
256		Collectors Universe	13
711		Cracker Barrel Old Country Store, Inc	82
4,141		Darden Restaurants, Inc	417
921	e	Dave & Buster’s Entertainment, Inc	14
1,227	*	Del Taco Restaurants, Inc	10
2,646	*	Denny’s Corp	26
458		Dine Brands Global Inc.	25
1,215		Domino’s Pizza, Inc	517
2,726		Dunkin Brands Group, Inc	223
809	*	El Pollo Loco Holdings, Inc	13
2,472	*	Everi Holdings, Inc	20
6,386		Extended Stay America, Inc	76
1,005	*	Fiesta Restaurant Group, Inc	9
606		Franchise Group, Inc	15
2,998	*	frontdoor, Inc	117
412	*	Golden Entertainment, Inc	6
115		Graham Holdings Co	47
1,569	*	Grand Canyon Education, Inc	125
5,913		H&R Block, Inc	96
2,683	*	Hilton Grand Vacations, Inc	56
8,762		Hilton Worldwide Holdings, Inc	748
4,089	*	Houghton Mifflin Harcourt Co	7
1,223		Hyatt Hotels Corp	65
2,978	e	International Game Technology plc	33
713		Jack in the Box, Inc	57
1,321	*	K12, Inc	35

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

11,039		Las Vegas Sands Corp	$515
3,222	*	Laureate Education, Inc	43
608	*	Lindblad Expeditions Holdings, Inc	5
8,725		Marriott International, Inc (Class A)	808
1,356		Marriott Vacations Worldwide Corp	123
24,131		McDonald’s Corp	5,297
15,735		MGM Resorts International	342
388	*	Monarch Casino & Resort, Inc	17
133		Nathan’s Famous, Inc	7
400	*	Noodles & Co	3
8,365	*	Norwegian Cruise Line Holdings Ltd	143
1,416		OneSpaWorld Holdings Ltd	9
1,035		Papa John’s International, Inc	85
4,241	*	Penn National Gaming, Inc	308
2,656	*	Perdoceo Education Corp	33
2,811	*	Planet Fitness, Inc	173
322	*	PlayAGS, Inc	1
330		RCI Hospitality Holdings, Inc	7
500	*	Red Robin Gourmet Burgers, Inc	7
1,923		Red Rock Resorts, Inc	33
1,367	*	Regis Corp	8
5,811		Royal Caribbean Cruises Ltd	376
1,174		Ruth’s Hospitality Group Inc	13
1,968	*	Scientific Games Corp (Class A)	69
1,710	*	SeaWorld Entertainment, Inc	34
5,435		Service Corp International	229
1,083	*	Shake Shack, Inc	70
2,790		Six Flags Entertainment Corp	57
37,733		Starbucks Corp	3,242
598		Strategic Education, Inc	55
4,718	*	Terminix Global Holdings, Inc	188
2,226		Texas Roadhouse, Inc (Class A)	135
643		Twin River Worldwide Holdings Inc	17
1,294		Vail Resorts, Inc	277
6,150		Wendy’s	137
1,010		Wingstop, Inc	138
1,421	*	WW International Inc	27
2,639		Wyndham Destinations, Inc	81
3,184		Wyndham Hotels & Resorts, Inc	161
3,269		Wynn Resorts Ltd	235
12,986		Yum China Holdings, Inc	688
9,684		Yum! Brands, Inc	884

		TOTAL CONSUMER SERVICES	21,005

DIVERSIFIED FINANCIALS - 3.2%
1,359		Affiliated Managers Group, Inc	93
18,267		AGNC Investment Corp	254
12,709		Ally Financial, Inc	319
21,335		American Express Co	2,139
3,838		Ameriprise Financial, Inc	591
46,038		Annaly Capital Management, Inc	328
3,633		Anworth Mortgage Asset Corp	6
4,603		Apollo Commercial Real Estate Finance, Inc	41
5,552		Apollo Global Management, Inc	248
3,143	e	Arbor Realty Trust, Inc	36
1,014		Ares Commercial Real Estate Corp	9
3,113		Ares Management Corp	126
727		Arlington Asset Investment Corp (Class A)	2
2,063		ARMOUR Residential REIT, Inc	20
1,731		Artisan Partners Asset Management, Inc	67
427	*	Assetmark Financial Holdings, Inc	9
269		Associated Capital Group, Inc	10
382		B. Riley Financial, Inc	10
1,284		Banco Latinoamericano de Exportaciones S.A. (Class E)	16

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

25,600		Bank of New York Mellon Corp	$879
8,951		BGC Partners, Inc (Class A)	21
4,762		BlackRock, Inc	2,684
4,265		Blackstone Mortgage Trust, Inc	94
1,604	*	Blucora, Inc	15
2,164		Brightsphere Investment Group, Inc	28
3,848	e	Broadmark Realty Capital, Inc	38
953	*,†	Calamos Asset Management, Inc	0
2,523	*	Cannae Holdings, Inc	94
14,707		Capital One Financial Corp	1,057
3,681		Capstead Mortgage Corp	21
3,656		Carlyle Group, Inc	90
3,672		CBOE Global Markets, Inc	322
37,350		Charles Schwab Corp	1,353
420		Cherry Hill Mortgage Investment Corp	4
5,258		Chimera Investment Corp	43
11,587		CME Group, Inc	1,939
853		Cohen & Steers, Inc	48
3,033		Colony Credit Real Estate, Inc	15
1,050		Cowen Group, Inc	17
342	*,e	Credit Acceptance Corp	116
334		Curo Group Holdings Corp	2
118		Diamond Hill Investment Group, Inc	15
10,146		Discover Financial Services	586
1,075	*	Donnelley Financial Solutions, Inc	14
620	e	Dynex Capital, Inc	9
7,003		E*TRADE Financial Corp	351
3,285		Eaton Vance Corp	125
630		Ellington Financial Inc	8
978	*	Encore Capital Group, Inc	38
1,226	*	Enova International, Inc	20
13,017		Equitable Holdings, Inc	237
1,378		Evercore Inc	90
1,988	*	Ezcorp, Inc (Class A)	10
1,184		Factset Research Systems, Inc	396
3,321		Federated Investors, Inc (Class B)	71
1,501		FirstCash, Inc	86
972	*	Focus Financial Partners, Inc	32
9,083		Franklin Resources, Inc	185
181		GAMCO Investors, Inc (Class A)	2
10,717		Goldman Sachs Group, Inc	2,154
1,667		Granite Point Mortgage Trust, Inc	12
430		Great Ajax Corp	4
1,775	*	Green Dot Corp	90
1,124		Greenhill & Co, Inc	13
1,284	*,e	GWG Holdings Inc	11
904		Hamilton Lane, Inc	58
1,871		Hannon Armstrong Sustainable Infrastructure Capital, Inc	79
1,371		Houlihan Lokey, Inc	81
2,624		Interactive Brokers Group, Inc (Class A)	127
17,573		Intercontinental Exchange Group, Inc	1,758
11,642		Invesco Ltd	133
4,925	e	Invesco Mortgage Capital, Inc	13
7,698		Jefferies Financial Group, Inc	139
17,322		KKR & Co, Inc	595
419		KKR Real Estate Finance Trust, Inc	7
2,645		Ladder Capital Corp	19
3,489		Lazard Ltd (Class A)	115
2,490	*	LendingClub Corp	12
2,735		LPL Financial Holdings, Inc	210
1,157		MarketAxess Holdings, Inc	557
418		Marlin Business Services Corp	3
14,764		MFA Financial Inc	40
1,429		Moelis & Co	50
5,179		Moody’s Corp	1,501

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

35,614		Morgan Stanley	$1,722
671		Morningstar, Inc	108
2,651		MSCI, Inc (Class A)	946
3,777		Nasdaq Inc	463
5,701		Navient Corp	48
763		Nelnet, Inc (Class A)	46
12,681		New Residential Investment Corp	101
11,605		New York Mortgage Trust, Inc	30
959	*,†	NewStar Financial, Inc	0	^
6,037		Northern Trust Corp	471
2,054		OneMain Holdings, Inc	64
448		Oppenheimer Holdings, Inc	10
1,276		Orchid Island Capital, Inc	6
2,603		PennyMac Mortgage Investment Trust	42
896	*	Pico Holdings, Inc	8
553		Piper Jaffray Cos	40
727		PJT Partners, Inc	44
1,801	*	PRA Group, Inc	72
527		Pzena Investment Management, Inc (Class A)	3
3,749		Raymond James Financial, Inc	273
636		Ready Capital Corp	7
3,329		Redwood Trust, Inc	25
383	*	Regional Management Corp	6
7,775		S&P Global, Inc	2,804
808		Safeguard Scientifics, Inc	4
3,020		Santander Consumer USA Holdings, Inc	55
551		Sculptor Capital Management, Inc	6
3,251		SEI Investments Co	165
298		Silvercrest Asset Management Group, Inc	3
11,587		SLM Corp	94
9,293		Starwood Property Trust, Inc	140
11,193		State Street Corp	664
2,303		Stifel Financial Corp	116
601	*	StoneX Group, Inc	31
19,331		Synchrony Financial	506
7,279		T Rowe Price Group, Inc	933
8,636		TD Ameritrade Holding Corp	338
1,884		TPG RE Finance Trust, Inc	16
2,647		Tradeweb Markets, Inc	154
8,413		Two Harbors Investment Corp	43
2,010		Virtu Financial, Inc	46
255		Virtus Investment Partners, Inc	35
4,331		Voya Financial, Inc	208
1,732		Waddell & Reed Financial, Inc (Class A)	26
1,589	e	Western Asset Mortgage Capital Corp	3
322		Westwood Holdings Group, Inc	4
4,611		WisdomTree Investments, Inc	15
229	*,e	World Acceptance Corp	24

		TOTAL DIVERSIFIED FINANCIALS	34,228

ENERGY - 1.9%
7,981		Antero Midstream Corp	43
7,333	*,e	Antero Resources Corp	20
12,865		Apache Corp	122
550	*	Arch Resources, Inc	23
4,687		Archrock, Inc	25
985		Ardmore Shipping Corp	4
22,063		Baker Hughes Co	293
1,669		Berry Petroleum Co LLC	5
784	*	Bonanza Creek Energy, Inc	15
297	*	Bristow Group, Inc	6
12,636		Cabot Oil & Gas Corp	219
1,403		Cactus, Inc	27
5,977	*	ChampionX Corp	48

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

7,749	*	Cheniere Energy, Inc	$359
60,543		Chevron Corp	4,359
3,405		Cimarex Energy Co	83
5,167	*	Clean Energy Fuels Corp	13
6,042	*	CNX Resources Corp	57
6,044		Concho Resources, Inc	267
34,826		ConocoPhillips	1,144
1,096	*	CONSOL Energy, Inc	5
2,158	e	Continental Resources, Inc	26
612		CVR Energy, Inc	8
1,883		Delek US Holdings, Inc	21
13,061		Devon Energy Corp	124
2,870		DHT Holdings, Inc	15
640	*	Diamond S Shipping Inc	4
5,467		Diamondback Energy, Inc	165
535		DMC Global, Inc	18
1,163	*	Dorian LPG Ltd	9
1,470	*	Dril-Quip, Inc	36
384	*	Earthstone Energy, Inc	1
8,395	e	EnCana Corp	69
2,812	*,e	Energy Fuels, Inc	5
18,606		EOG Resources, Inc	669
8,585		EQT Corp	111
13,297		Equitrans Midstream Corp	112
668		Evolution Petroleum Corp	1
1,256	*	Exterran Corp	5
137,167		Exxon Mobil Corp	4,709
1,937	*	Frank’s International NV	3
3,756	e	Frontline Ltd	24
3,789	*	Golar LNG Ltd	23
1,490	*	Green Plains Inc	23
1,746	*	Gulfport Energy Corp	1
29,102		Halliburton Co	351
5,378	*	Helix Energy Solutions Group, Inc	13
3,077		Helmerich & Payne, Inc	45
8,649		Hess Corp	354
5,312		HollyFrontier Corp	105
1,110		International Seaways, Inc	16
62,547		Kinder Morgan, Inc	771
12,787		Kosmos Energy Ltd	12
394		Liberty Oilfield Services, Inc	3
3,546	*	Magnolia Oil & Gas Corp	18
26,715		Marathon Oil Corp	109
21,458		Marathon Petroleum Corp	630
3,403	*	Matador Resources Co	28
1,193	*	Matrix Service Co	10
219	*	Montage Resources Corp	1
4,992		Murphy Oil Corp	45
238	e	Nabors Industries Ltd	6
12,994		National Oilwell Varco, Inc	118
3,366	*	Newpark Resources, Inc	4
4,056	*	NexTier Oilfield Solutions, Inc	8
16,181		Noble Energy, Inc	138
3,925	e	Nordic American Tankers Ltd	14
26,926		Occidental Petroleum Corp	270
3,828	*	Oceaneering International, Inc	13
2,073	*	Oil States International, Inc	6
14,363		ONEOK, Inc	373
836	*	Overseas Shipholding Group, Inc	2
1,291	*	Par Pacific Holdings, Inc	9
9,552		Parsley Energy, Inc	89
3,514		Patterson-UTI Energy, Inc	10
3,006		PBF Energy, Inc	17
2,621	*	PDC Energy, Inc	32
2,971		Peabody Energy Corp	7

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

544	*	Penn Virginia Corp	$5
14,167		Phillips 66	734
5,457		Pioneer Natural Resources Co	469
76	*	PrimeEnergy Corp	5
2,609	*	ProPetro Holding Corp	11
7,038		Range Resources Corp	47
1,199	*	Renewable Energy Group, Inc	64
234	*	Rex American Resources Corp	15
2,256	*	RPC, Inc	6
46,099		Schlumberger Ltd	717
1,622	e	Scorpio Tankers, Inc	18
617	*	SEACOR Holdings, Inc	18
351	*	Select Energy Services, Inc	1
2,365		SFL Corp Ltd	18
3,447		SM Energy Co	5
369		Solaris Oilfield Infrastructure, Inc	2
18,255	*	Southwestern Energy Co	43
749	*	Talos Energy, Inc	5
7,616		Targa Resources Investments, Inc	107
2,116	*,e	Tellurian, Inc	2
878	*	Tidewater, Inc	6
5,127	*,e	Uranium Energy Corp	5
3,143		US Silica Holdings, Inc	9
13,534		Valero Energy Corp	586
3,587	*,e	W&T Offshore, Inc	6
39,497		Williams Cos, Inc	776
1,789		World Fuel Services Corp	38
13,621	*	WPX Energy, Inc	67

		TOTAL ENERGY	20,731

FOOD & STAPLES RETAILING - 1.4%
1,188	*,e	Albertsons Cos, Inc	16
1,108		Andersons, Inc	21
1,203		Casey’s General Stores, Inc	214
776	*	Chefs’ Warehouse Holdings, Inc	11
14,330		Costco Wholesale Corp	5,087
2,230	*	Grocery Outlet Holding Corp	88
555		Ingles Markets, Inc (Class A)	21
24,802		Kroger Co	841
345		Natural Grocers by Vitamin C	3
4,210	*	Performance Food Group Co	146
820		Pricesmart, Inc	55
1,730	*,e	Rite Aid Corp	16
957		SpartanNash Co	16
3,683	*	Sprouts Farmers Market, Inc	77
15,700		SYSCO Corp	977
2,032	*	United Natural Foods, Inc	30
7,566	*	US Foods Holding Corp	168
292		Village Super Market (Class A)	7
23,456		Walgreens Boots Alliance, Inc	843
45,161		Walmart, Inc	6,319
313		Weis Markets, Inc	15

		TOTAL FOOD & STAPLES RETAILING	14,971

FOOD, BEVERAGE & TOBACCO - 3.1%
135		Alico, Inc	4
60,143		Altria Group, Inc	2,324
17,413		Archer-Daniels-Midland Co	810
2,508	e	B&G Foods, Inc (Class A)	70
1,699	*	Beyond Meat, Inc	282
285	*	Boston Beer Co, Inc (Class A)	252
347	*	Bridgford Foods Corp	6
1,291		Brown-Forman Corp (Class A)	89
5,799		Brown-Forman Corp (Class B)	437

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,825		Bunge Ltd	$221
583		Calavo Growers, Inc	39
1,263	*	Cal-Maine Foods, Inc	49
5,433		Campbell Soup Co	263
1,121	*	Celsius Holdings, Inc	25
125,178		Coca-Cola Co	6,180
185		Coca-Cola Consolidated Inc	45
15,498		ConAgra Brands, Inc	553
5,143		Constellation Brands, Inc (Class A)	975
418	*	Craft Brewers Alliance, Inc	7
5,449	*	Darling International, Inc	196
288	*	Farmer Bros Co	1
5,653		Flowers Foods, Inc	138
1,315		Fresh Del Monte Produce, Inc	30
1,239	*	Freshpet, Inc	138
19,324		General Mills, Inc	1,192
2,641	*	Hain Celestial Group, Inc	91
4,725		Hershey Co	677
8,693		Hormel Foods Corp	425
3,112	*	Hostess Brands, Inc	38
2,304		Ingredion, Inc	174
585		J&J Snack Foods Corp	76
3,429		J.M. Smucker Co	396
368		John B. Sanfilippo & Son, Inc	28
8,034		Kellogg Co	519
12,282		Keurig Dr Pepper, Inc	339
21,003		Kraft Heinz Co	629
4,854		Lamb Weston Holdings, Inc	322
621		Lancaster Colony Corp	111
1,056	*	Landec Corp	10
443		Limoneira Co	6
4,063		McCormick & Co, Inc	789
476	e	MGP Ingredients, Inc	19
5,596		Molson Coors Brewing Co (Class B)	188
45,665		Mondelez International, Inc	2,623
11,870	*	Monster Beverage Corp	952
457	*,e	National Beverage Corp	31
44,937		PepsiCo, Inc	6,228
50,289		Philip Morris International, Inc	3,771
1,486	*	Pilgrim’s Pride Corp	22
2,255	*	Post Holdings, Inc	194
4,873		Primo Water Corp	69
690		Sanderson Farms, Inc	81
10		Seaboard Corp	28
365	*	Seneca Foods Corp	13
2,221	*	Simply Good Foods Co	49
344	e	Tootsie Roll Industries, Inc	11
1,943	*	TreeHouse Foods, Inc	79
183		Turning Point Brands, Inc	5
9,487		Tyson Foods, Inc (Class A)	564
627		Universal Corp	26
3,396		Vector Group Ltd	33

		TOTAL FOOD, BEVERAGE & TOBACCO	33,942

HEALTH CARE EQUIPMENT & SERVICES - 6.6%
2,499	*	1Life Healthcare, Inc	71
56,116		Abbott Laboratories	6,107
1,449	*	Abiomed, Inc	401
3,023	*	Acadia Healthcare Co, Inc	89
323	*	Accolade, Inc	13
3,073	*	Accuray, Inc	7
767	*	AdaptHealth Corp	17
409	*	Addus HomeCare Corp	39
2,555	*	Align Technology, Inc	836
5,659	*	Allscripts Healthcare Solutions, Inc	46

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,458	*	Alphatec Holdings Inc	$16
1,103	*	Amedisys, Inc	261
368	*	American Renal Associates Holdings, Inc	3
4,561		AmerisourceBergen Corp	442
1,491	*	AMN Healthcare Services, Inc	87
1,310	*	Angiodynamics, Inc	16
5,621	*	Antares Pharma, Inc	15
8,120		Anthem, Inc	2,181
912	*,e	Apollo Medical Holdings, Inc	16
1,701	*	Apyx Medical Corp	8
1,229	*	AtriCure, Inc	49
40		Atrion Corp	25
1,812	*	Avanos Medical, Inc	60
1,009	*,e	AxoGen, Inc	12
978	*,e	Axonics Modulation Technologies, Inc	50
16,613		Baxter International, Inc	1,336
8,893		Becton Dickinson & Co	2,069
395	*	BioLife Solutions Inc	11
1,145	*,e	BioSig Technologies Inc	6
1,148	*	BioTelemetry, Inc	52
45,497	*	Boston Scientific Corp	1,738
7,134	*	Brookdale Senior Living, Inc	18
1,418		Cantel Medical Corp	62
9,322		Cardinal Health, Inc	438
1,207	*	Cardiovascular Systems, Inc	48
18,688	*	Centene Corp	1,090
9,679		Cerner Corp	700
4,212	*	Cerus Corp	26
7,587	*	Change Healthcare, Inc	110
511		Chemed Corp	245
11,723		Cigna Corp	1,986
834	*,e	Co-Diagnostics, Inc	11
2,637	*	Community Health Systems, Inc	11
481		Computer Programs & Systems, Inc	13
930		Conmed Corp	73
1,613		Cooper Cos, Inc	544
368	*	Corvel Corp	31
3,149	*	Covetrus, Inc	77
1,273	*	Cross Country Healthcare, Inc	8
1,250	*	CryoLife, Inc	23
917	*,e	CryoPort, Inc	43
593	*	Cutera, Inc	11
42,260		CVS Health Corp	2,468
1,039	*	CytoSorbents Corp	8
20,285		Danaher Corp	4,368
2,768	*	DaVita, Inc	237
7,288		Dentsply Sirona, Inc	319
2,977	*	DexCom, Inc	1,227
20,049	*	Edwards Lifesciences Corp	1,600
3,069		Encompass Health Corp	199
1,885		Ensign Group, Inc	108
4,763	*	Envista Holdings Corp	118
1,556	*	Enzo Biochem, Inc	3
2,484	*	Evolent Health, Inc	31
1,865	*	GenMark Diagnostics, Inc	27
1,112	*,e	Glaukos Corp	55
2,512	*	Globus Medical, Inc	124
2,433	*	Guardant Health, Inc	272
1,656	*	Haemonetics Corp	145
1,155	*	Hanger Inc	18
8,595		HCA Healthcare, Inc	1,072
1,019	*,e	Health Catalyst, Inc	37
2,242	*	HealthEquity, Inc	115
1,071	*	HealthStream, Inc	22
4,798	*	Henry Schein, Inc	282

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

236	*	Heska Corp	$23
2,231		Hill-Rom Holdings, Inc	186
2,138	*	HMS Holdings Corp	51
8,552	*	Hologic, Inc	568
4,303		Humana, Inc	1,781
588	*	ICU Medical, Inc	107
2,710	*	IDEXX Laboratories, Inc	1,065
214	*	Inari Medical, Inc	15
672	*	Inogen, Inc	20
2,425	*	Inovalon Holdings, Inc	64
841	*	Inspire Medical Systems, Inc	109
2,057	*	Insulet Corp	487
935	*	Integer Holding Corp	55
2,413	*	Integra LifeSciences Holdings Corp	114
222	*	IntriCon Corp	3
3,760	*	Intuitive Surgical, Inc	2,668
1,260		Invacare Corp	10
878	*	iRhythm Technologies, Inc	209
574	*	Joint Corp	10
3,033	*	Laboratory Corp of America Holdings	571
1,734	*	Lantheus Holdings, Inc	22
562		LeMaitre Vascular, Inc	18
1,045	*	LHC Group, Inc	222
1,646	*	LivaNova plc	74
1,781	*	Livongo Health, Inc	249
735	*	Magellan Health Services, Inc	56
1,557	*	Masimo Corp	368
5,147		McKesson Corp	767
2,494	*	MEDNAX, Inc	41
43,477		Medtronic plc	4,518
1,637	*	Meridian Bioscience, Inc	28
1,836	*	Merit Medical Systems, Inc	80
126		Mesa Laboratories, Inc	32
402	*	Misonix Inc	5
1,840	*	Molina Healthcare, Inc	337
212		National Healthcare Corp	13
357		National Research Corp	18
1,257	*	Natus Medical, Inc	22
1,786	*	Neogen Corp	140
1,074	*	Nevro Corp	150
1,960	*	NextGen Healthcare, Inc	25
3,238	*	Novocure Ltd	360
1,734	*	NuVasive, Inc	84
491	*	Oak Street Health, Inc	26
1,384	*	Omnicell, Inc	103
75	*,e	Ontrak, Inc	5
681	*	OptimizeRx Corp	14
1,132	*	Option Care Health, Inc	15
2,181	*	OraSure Technologies, Inc	27
679	*	Orthofix Medical Inc	21
225	*	OrthoPediatrics Corp	10
2,343		Owens & Minor, Inc	59
3,229		Patterson Cos, Inc	78
942	*	Pennant Group, Inc	36
1,075	*	Penumbra, Inc	209
619	*,e	PetIQ, Inc	20
775	*	Phreesia, Inc	25
3,894	*	PPD, Inc	144
1,910		Premier, Inc	63
799	*	Progyny, Inc	24
669	*	Protara Therapeutics, Inc	11
495	*	Providence Service Corp	46
428	*,e	Pulse Biosciences, Inc	5
4,443		Quest Diagnostics, Inc	509
1,224	*	Quidel Corp	269

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,933	*	Quotient Ltd	$10
3,887	*	R1 RCM, Inc	67
1,510	*	RadNet, Inc	23
4,642		Resmed, Inc	796
1,891	*,e	Rockwell Medical, Inc	2
640	*	SeaSpine Holdings Corp	9
4,065	*	Select Medical Holdings Corp	85
839	*	Shockwave Medical Inc	64
278	*	SI-BONE, Inc	7
549	*	Sientra, Inc	2
987	*	Silk Road Medical Inc	66
414		Simulations Plus, Inc	31
1,514	*	Staar Surgical Co	86
2,595		STERIS plc	457
11,268		Stryker Corp	2,348
2,673	*	Surgalign Holdings, Inc	5
643	*	Surgery Partners, Inc	14
516	*	SurModics, Inc	20
641	*,e	Tabula Rasa HealthCare, Inc	26
357	*	Tactile Systems Technology, Inc	13
1,948	*	Tandem Diabetes Care, Inc	221
2,383	*,e	Teladoc, Inc	522
1,491		Teleflex, Inc	508
3,172	*	Tenet Healthcare Corp	78
1,669	*	Tivity Health, Inc	23
604	*	Transmedics Group, Inc	8
996	*	Triple-S Management Corp (Class B)	18
30,571		UnitedHealth Group, Inc	9,531
2,456		Universal Health Services, Inc (Class B)	263
468		US Physical Therapy, Inc	41
149		Utah Medical Products, Inc	12
627	*	Vapotherm, Inc	18
1,492	*	Varex Imaging Corp	19
2,964	*	Varian Medical Systems, Inc	510
4,322	*	Veeva Systems, Inc	1,215
1,066	*,e	Viemed Healthcare, Inc	9
2,437	*,e	ViewRay, Inc	9
1,082	*	Vocera Communications, Inc	31
2,428		West Pharmaceutical Services, Inc	667
4,098	*,e	Wright Medical Group NV	125
6,735		Zimmer Biomet Holdings, Inc	917
953	*	Zynex Inc	17

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	70,859

HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
1,245	*	BellRing Brands, Inc	26
400	*	Central Garden & Pet Co	16
1,366	*	Central Garden and Pet Co (Class A)	49
7,849		Church & Dwight Co, Inc	735
4,110		Clorox Co	864
27,086		Colgate-Palmolive Co	2,090
10,208		Coty, Inc	28
1,561	*	Edgewell Personal Care Co	43
812	*	elf Beauty, Inc	15
2,086		Energizer Holdings, Inc	82
7,208		Estee Lauder Cos (Class A)	1,573
2,976	*	Herbalife Nutrition Ltd	139
735		Inter Parfums, Inc	27
10,878		Kimberly-Clark Corp	1,606
385		Medifast, Inc	63
537	*	Nature’s Sunshine Products, Inc	6
1,771		Nu Skin Enterprises, Inc (Class A)	89
255		Oil-Dri Corp of America	9
78,992		Procter & Gamble Co	10,979
480	*,e	Revlon, Inc (Class A)	3

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,260		Reynolds Consumer Products Inc	$39
1,309		Spectrum Brands Holdings, Inc	75
426	*	USANA Health Sciences, Inc	31
463		WD-40 Co	88

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	18,675

INSURANCE - 3.2%
23,029		Aflac, Inc	837
479		Alleghany Corp	249
10,057		Allstate Corp	947
1,747	*	AMBAC Financial Group, Inc	22
2,546		American Equity Investment Life Holding Co	56
2,360		American Financial Group, Inc	158
27,455		American International Group, Inc	756
41		American National Group, Inc	3
751		Amerisafe, Inc	43
7,447		Aon plc	1,536
12,545	*	Arch Capital Group Ltd	367
1,294	*	Argo Group International Holdings Ltd	45
6,208		Arthur J. Gallagher & Co	655
2,021		Assurant, Inc	245
2,339		Assured Guaranty Ltd	50
3,443	*	Athene Holding Ltd	117
2,754		Axis Capital Holdings Ltd	121
62,103	*	Berkshire Hathaway, Inc (Class B)	13,224
2,527	*	Brighthouse Financial, Inc	68
7,135		Brown & Brown, Inc	323
1,025	*	BRP Group, Inc	26
14,637		Chubb Ltd	1,700
4,980		Cincinnati Financial Corp	388
2,162	*,e	Citizens, Inc (Class A)	12
758		CNA Financial Corp	23
4,045		Conseco, Inc	65
406		Donegal Group, Inc (Class A)	6
746	*	eHealth, Inc	59
1,239		Employers Holdings, Inc	37
294	*	Enstar Group Ltd	48
845		Erie Indemnity Co (Class A)	178
1,321		Everest Re Group Ltd	261
371		FBL Financial Group, Inc (Class A)	18
485		FedNat Holding Co	3
9,116		Fidelity National Financial Inc	285
3,673		First American Financial Corp	187
13,000	*	Genworth Financial, Inc (Class A)	44
3,529		Globe Life, Inc	282
1,121	*	GoHealth, Inc	15
345		Goosehead Insurance, Inc	30
621	*	Greenlight Capital Re Ltd (Class A)	4
1,148		Hanover Insurance Group, Inc	107
11,913		Hartford Financial Services Group, Inc	439
290		HCI Group, Inc	14
1,074		Heritage Insurance Holdings, Inc	11
1,591		Horace Mann Educators Corp	53
345		Independence Holding Co	13
62		Investors Title Co	8
646		James River Group Holdings Ltd	29
2,010		Kemper Corp	134
651		Kinsale Capital Group, Inc	124
349	*,e	Lemonade, Inc	17
5,511		Lincoln National Corp	173
8,012		Loews Corp	278
422	*	Markel Corp	411
16,298		Marsh & McLennan Cos, Inc	1,869
2,696	*	MBIA, Inc	16

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,072		Mercury General Corp	$44
24,631		Metlife, Inc	916
1,991		National General Holdings Corp	67
92		National Western Life Group, Inc	17
394	*	NI Holdings, Inc	7
9,089		Old Republic International Corp	134
613	*	Palomar Holdings, Inc	64
1,239		Primerica, Inc	140
9,249		Principal Financial Group	372
1,956		ProAssurance Corp	31
18,771		Progressive Corp	1,777
422		Protective Insurance Corp	6
12,808		Prudential Financial, Inc	814
2,140		Reinsurance Group of America, Inc (Class A)	204
1,651		RenaissanceRe Holdings Ltd	280
1,226		RLI Corp	103
192		Safety Insurance Group, Inc	13
2,223		Selective Insurance Group, Inc	114
876	*	Selectquote, Inc	18
630		State Auto Financial Corp	9
815		Stewart Information Services Corp	36
2,745	*	Third Point Reinsurance Ltd	19
1,255		Tiptree Inc	6
8,250		Travelers Cos, Inc	893
855	*	Trupanion, Inc	67
844		United Fire Group Inc	17
739		United Insurance Holdings Corp	4
1,340		Universal Insurance Holdings, Inc	19
6,435		Unum Group	108
4,811		W.R. Berkley Corp	294
615	*	Watford Holdings Ltd	14
105		White Mountains Insurance Group Ltd	82
4,213		Willis Towers Watson plc	880

		TOTAL INSURANCE	34,758

MATERIALS - 2.8%
788	e	Advanced Emissions Solutions, Inc	3
1,237	*	AdvanSix, Inc	16
7,104		Air Products & Chemicals, Inc	2,116
3,442		Albemarle Corp	307
6,581	*	Alcoa Corp	77
4,202	*	Allegheny Technologies, Inc	37
52,388		Amcor plc	579
1,143		American Vanguard Corp	15
1,996		Aptargroup, Inc	226
3,221	*	Arconic Corp	61
716		Ardagh Group S.A.	10
1,879		Ashland Global Holdings, Inc	133
2,687		Avery Dennison Corp	344
3,172		Avient Corp	84
7,111	*	Axalta Coating Systems Ltd	158
1,092		Balchem Corp	107
10,240		Ball Corp	851
4,469	*	Berry Global Group, Inc	216
1,581		Boise Cascade Co	63
1,693		Cabot Corp	61
1,812		Carpenter Technology Corp	33
3,641		Celanese Corp (Series A)	391
1,952	*	Century Aluminum Co	14
7,099		CF Industries Holdings, Inc	218
284		Chase Corp	27
5,165		Chemours Co	108
623	*	Clearwater Paper Corp	24
12,268	e	Cleveland-Cliffs, Inc	79

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

904	*	CMC Materials, Inc	$129
6,825	*	Coeur Mining, Inc	50
2,958		Commercial Metals Co	59
1,021		Compass Minerals International, Inc	61
24,593		Corteva, Inc	709
4,107	*	Crown Holdings, Inc	316
1,526		Domtar Corp	40
23,830		Dow, Inc	1,121
23,858		DuPont de Nemours, Inc	1,324
1,248		Eagle Materials, Inc	108
4,533		Eastman Chemical Co	354
8,028		Ecolab, Inc	1,604
7,504	*	Element Solutions, Inc	79
2,253	*	Ferro Corp	28
2,943	*,†	Ferroglobe plc	0
4,102		FMC Corp	434
657	*	Forterra, Inc	8
46,047		Freeport-McMoRan, Inc (Class B)	720
954		FutureFuel Corp	11
1,276	*	GCP Applied Technologies, Inc	27
2,189		Gold Resource Corp	7
10,212		Graphic Packaging Holding Co	144
985		Greif, Inc (Class A)	36
203		Greif, Inc (Class B)	8
1,961		H.B. Fuller Co	90
377		Hawkins, Inc	17
501		Haynes International, Inc	9
17,634		Hecla Mining Co	90
6,401		Huntsman Corp	142
1,405	*	Ingevity Corp	69
974		Innospec, Inc	62
3,395		International Flavors & Fragrances, Inc	416
12,526		International Paper Co	508
362	*	Intrepid Potash, Inc	3
656		Kaiser Aluminum Corp	35
850	*	Koppers Holdings, Inc	18
929	*	Kraton Corp	17
893		Kronos Worldwide, Inc	11
16,998		Linde plc	4,048
6,295	*	Livent Corp	56
3,733		Louisiana-Pacific Corp	110
8,491		LyondellBasell Industries NV	599
2,058		Martin Marietta Materials, Inc	484
774		Materion Corp	40
1,370		Minerals Technologies, Inc	70
11,527		Mosaic Co	211
871		Myers Industries, Inc	12
642		Neenah Inc	24
209		NewMarket Corp	72
26,191		Newmont Goldcorp Corp	1,662
8,146	*	Novagold Resources Inc	97
9,460		Nucor Corp	424
5,702		O-I Glass, Inc	60
4,718		Olin Corp	58
395		Olympic Steel, Inc	4
2,087		Orion Engineered Carbons SA	26
3,168		Packaging Corp of America	345
1,827		PH Glatfelter Co	25
7,629		PPG Industries, Inc	931
890	*	PQ Group Holdings, Inc	9
452		Quaker Chemical Corp	81
1,744	*	Rayonier Advanced Materials, Inc	6
1,900		Reliance Steel & Aluminum Co	194
2,154		Royal Gold, Inc	259
3,925		RPM International, Inc	325

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

592	*	Ryerson Holding Corp	$3
1,051		Schnitzer Steel Industries, Inc (Class A)	20
766		Schweitzer-Mauduit International, Inc	23
1,290		Scotts Miracle-Gro Co (Class A)	197
5,274		Sealed Air Corp	205
1,015		Sensient Technologies Corp	59
2,659		Sherwin-Williams Co	1,853
2,434		Silgan Holdings, Inc	89
3,066		Sonoco Products Co	157
2,484		Southern Copper Corp (NY)	112
6,873		Steel Dynamics, Inc	197
775		Stepan Co	84
3,397	*	Summit Materials, Inc	56
2,524		SunCoke Energy, Inc	9
1,535	*	TimkenSteel Corp	5
970	*	Trecora Resources	6
1,164		Tredegar Corp	17
1,292		Trinseo S.A.	33
2,505		Tronox Holdings plc	20
1,736		UFP Industries, Inc	98
226	*	UFP Technologies, Inc	9
66		United States Lime & Minerals, Inc	6
6,912	e	United States Steel Corp	51
577	*	US Concrete, Inc	17
5,735		Valvoline, Inc	109
1,233		Verso Corp	10
4,415		Vulcan Materials Co	598
1,812		Warrior Met Coal, Inc	31
1,167		Westlake Chemical Corp	74
8,064		WestRock Co	280
858		Worthington Industries, Inc	35
2,080		WR Grace and Co	84

		TOTAL MATERIALS	30,001

MEDIA & ENTERTAINMENT - 8.1%
24,529		Activision Blizzard, Inc	1,986
9,721	*	Alphabet, Inc (Class A)	14,247
9,597	*	Alphabet, Inc (Class C)	14,104
9,991	*	Altice USA, Inc	260
2,111	e	AMC Entertainment Holdings, Inc	10
1,137	*	AMC Networks, Inc	28
377	*,e	Black Diamond Therapeutics, Inc	11
163		Cable One, Inc	307
839	*,e	Cardlytics, Inc	59
2,709	*	Cargurus, Inc	59
2,801	*	Cars.com, Inc	23
3,461	*	Central European Media Enterprises Ltd (Class A) (NASDAQ)	15
4,852	*	Charter Communications, Inc	3,029
4,142		Cinemark Holdings, Inc	41
146,858		Comcast Corp (Class A)	6,794
46	*,e	Daily Journal Corp	11
4,788	*,e	Discovery, Inc (Class A)	104
10,991	*	Discovery, Inc (Class C)	215
7,763	*	DISH Network Corp (Class A)	225
9,244	*	Electronic Arts, Inc	1,206
4,712		Entercom Communications Corp (Class A)	8
2,637		Entravision Communications Corp (Class A)	4
798	*,e	Eros International plc	2
1,282	*,e	Eventbrite Inc	14
452	*	EverQuote Inc	17
2,274		EW Scripps Co (Class A)	26
77,788	*	Facebook, Inc	20,373
2,575	*	Fluent, Inc	6
11,361		Fox Corp (Class A)	316

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,988		Fox Corp (Class B)	$140
322	*	Gaia, Inc	3
4,352	e	Gannett Co, Inc	6
4,064	*	Glu Mobile, Inc	31
2,680	*	Gray Television, Inc	37
408	*	Hemisphere Media Group, Inc	4
1,851	*,e	iHeartMedia, Inc	15
2,264	*	Imax Corp	27
13,511		Interpublic Group of Cos, Inc	225
1,634		John Wiley & Sons, Inc (Class A)	52
428	*	Liberty Braves Group (Class A)	9
1,434	*	Liberty Braves Group (Class C)	30
661	*	Liberty Broadband Corp (Class A)	94
3,313	*	Liberty Broadband Corp (Class C)	473
998	*	Liberty Media Group (Class A)	33
6,669	*	Liberty Media Group (Class C)	242
2,847	*	Liberty SiriusXM Group (Class A)	94
5,809	*	Liberty SiriusXM Group (Class C)	192
3,006	*	Liberty TripAdvisor Holdings, Inc	5
2,000	*	Lions Gate Entertainment Corp (Class A)	19
3,835	*	Lions Gate Entertainment Corp (Class B)	33
4,619	*	Live Nation, Inc	249
1,013	*,e	LiveXLive Media, Inc	3
190		Loral Space & Communications, Inc	3
627	*	Madison Square Garden Co	94
627	*	Madison Square Garden Entertainment Corp	43
736		Marcus Corp	6
7,206	*	Match Group, Inc	797
1,180		Meredith Corp	16
2,361	*	MSG Networks, Inc	23
2,714		National CineMedia, Inc	7
13,779	*	Netflix, Inc	6,890
5,263		New York Times Co (Class A)	225
13,730		News Corp (Class A)	193
4,708		News Corp (Class B)	66
1,506		Nexstar Media Group Inc	135
6,684		Omnicom Group, Inc	331
13,181	*	Pinterest, Inc	547
1,192	*	QuinStreet, Inc	19
3,412	*	Roku, Inc	644
175		Saga Communications, Inc	4
1,096		Scholastic Corp	23
2,122	e	Sinclair Broadcast Group, Inc (Class A)	41
34,267		Sirius XM Holdings, Inc	184
4,178	*	Spotify Technology S.A.	1,013
3,688	*	Take-Two Interactive Software, Inc	609
708	*	TechTarget, Inc	31
7,426		TEGNA, Inc	87
780		Tribune Publishing Co	9
3,654		TripAdvisor, Inc	72
2,406	*	TrueCar, Inc	12
24,624	*	Twitter, Inc	1,096
244		ViacomCBS, Inc (Class A)	7
17,557		ViacomCBS, Inc (Class B)	492
58,654		Walt Disney Co	7,278
806	*	WideOpenWest, Inc	4
1,509		World Wrestling Entertainment, Inc (Class A)	61
2,109	*	Yelp, Inc	42
1,844	*	Zillow Group, Inc (Class A)	187
4,455	*,e	Zillow Group, Inc (Class C)	453
30,167	*	Zynga, Inc	275

		TOTAL MEDIA & ENTERTAINMENT	87,535

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.9%
1,777	*	10X Genomics, Inc	$222
57,096		AbbVie, Inc	5,001
3,171	*	Abeona Therapeutics, Inc	3
3,739	*	Acadia Pharmaceuticals, Inc	154
987	*,e	Accelerate Diagnostics, Inc	11
1,640	*	Acceleron Pharma, Inc	185
4,567	*	AcelRx Pharmaceuticals, Inc	6
2,253	*	Adaptive Biotechnologies Corp	110
2,755	*,e	ADMA Biologics, Inc	7
2,391	*	Aduro Biotech, Inc	6
2,388	*	Adverum Biotechnologies, Inc	25
1,277	*	Aeglea BioTherapeutics, Inc	9
1,175	*	Aerie Pharmaceuticals, Inc	14
2,830	*	Agenus, Inc	11
9,959		Agilent Technologies, Inc	1,005
1,876	*	Agios Pharmaceuticals, Inc	66
1,385	*	Aimmune Therapeutics, Inc	48
574	*	Akcea Therapeutics, Inc	10
3,952	*	Akebia Therapeutics, Inc	10
420	*	Akero Therapeutics, Inc	13
332	*	Albireo Pharma, Inc	11
2,198	*,†	Alder Biopharmaceuticals Inc	2
1,504	*	Alector, Inc	16
6,743	*	Alexion Pharmaceuticals, Inc	772
5,367	*	Alkermes plc	89
790	*,e	Allakos, Inc	64
1,361	*	Allogene Therapeutics, Inc	51
530	*	Allovir, Inc	15
3,747	*	Alnylam Pharmaceuticals, Inc	546
280	*	ALX Oncology Holdings, Inc	11
1,423	*	AMAG Pharmaceuticals, Inc	13
19,114		Amgen, Inc	4,858
8,241	*	Amicus Therapeutics, Inc	116
2,888	*,e	Amneal Pharmaceuticals, Inc	11
1,331	*	Amphastar Pharmaceuticals, Inc	25
679	*	AnaptysBio, Inc	10
3,953	*,e	Anavex Life Sciences Corp	18
292	*	ANI Pharmaceuticals, Inc	8
566	*	Anika Therapeutics, Inc	20
1,954	*	Apellis Pharmaceuticals, Inc	59
370	*	Applied Molecular Transport, Inc	12
433	*	Applied Therapeutics, Inc	9
4,867	*	Aptinyx, Inc	16
434	*	Arcturus Therapeutics Holdings, Inc	19
1,066	*	Arcus Biosciences, Inc	18
563	*,e	Arcutis Biotherapeutics, Inc	16
2,302	*	Ardelyx, Inc	12
1,827	*	Arena Pharmaceuticals, Inc	137
3,193	*	Arrowhead Pharmaceuticals Inc	137
937	*	Arvinas, Inc	22
4,339	*	Aspira Women’s Health, Inc	13
978	*	Assembly Biosciences, Inc	16
1,497	*	Atara Biotherapeutics, Inc	19
2,321	*	Athenex, Inc	28
11,419	*,e	Athersys, Inc	22
684	*	Atreca, Inc	10
14,358	*	Avantor, Inc	323
340	*	Avenue Therapeutics, Inc	4
1,798	*	Avid Bioservices, Inc	14
504	*	Avidity Biosciences, Inc	14
645	*	Avrobio, Inc	8
854	*	Axsome Therapeutics, Inc	61
1,115	*,e	Beam Therapeutics, Inc	27

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

270	*	Berkeley Lights, Inc	$21
3,132	*	BioCryst Pharmaceuticals, Inc	11
2,860	*	BioDelivery Sciences International, Inc	11
5,118	*	Biogen, Inc	1,452
1,538	*	Biohaven Pharmaceutical Holding Co Ltd	100
5,774	*	BioMarin Pharmaceutical, Inc	439
714	*	Bio-Rad Laboratories, Inc (Class A)	368
213	*	Biospecifics Technologies Corp	11
1,274		Bio-Techne Corp	316
343	*	Bioxcel Therapeutics Inc	15
2,108	*	Bluebird Bio, Inc	114
1,758	*	Blueprint Medicines Corp	163
2,005	*,e	BrainStorm Cell Therapeutics, Inc	34
2,516	*,e	Bridgebio Pharma, Inc	94
73,385		Bristol-Myers Squibb Co	4,424
3,378		Bruker BioSciences Corp	134
1,175	*	Calithera Biosciences, Inc	4
311	*,e	Calyxt, Inc	2
1,052	*	Cara Therapeutics, Inc	13
1,462	*	CareDx, Inc	55
1,814	*	CASI Pharmaceuticals, Inc	3
325	*	Castle Biosciences, Inc	17
4,893	*	Catalent, Inc	419
5,490	*	Catalyst Pharmaceuticals, Inc	16
442	*	Cellular Biomedicine Group, Inc	8
1,391	*,e	CEL-SCI Corp	18
2,050	*	Cerecor Inc	5
1,604	*	Charles River Laboratories International, Inc	363
2,817	*,e	Checkpoint Therapeutics Inc	8
1,390	*	ChemoCentryx, Inc	76
1,315	*	Chiasma, Inc	6
1,747	*	Chimerix, Inc	4
1,527	*,e	Clovis Oncology, Inc	9
1,314	*	Codexis, Inc	15
8,404	*	Cohbar, Inc	8
2,173	*	Coherus Biosciences, Inc	40
877	*	Collegium Pharmaceutical, Inc	18
642	*	Concert Pharmaceuticals, Inc	6
879	*	Constellation Pharmaceuticals, Inc	18
1,738	*,e	Corbus Pharmaceuticals Holdings, Inc	3
3,522	*	Corcept Therapeutics, Inc	61
1,298	*,e	CorMedix Inc	8
371	*	Cortexyme Inc	19
406	*	Crinetics Pharmaceuticals, Inc	6
669	*	Cue Biopharma, Inc	10
2,162	*	Cymabay Therapeutics, Inc	16
1,934	*	Cytokinetics, Inc	42
1,148	*	CytomX Therapeutics, Inc	8
1,209	*	Deciphera Pharmaceuticals, Inc	62
2,175	*	Denali Therapeutics, Inc	78
2,079	*	Dicerna Pharmaceuticals, Inc	37
6,351	*	Durect Corp	11
4,313	*,e	Dynavax Technologies Corp	19
323	*	Eagle Pharmaceuticals, Inc	14
1,766	*	Editas Medicine, Inc	50
396	*	Eidos Therapeutics, Inc	20
933	*	Eiger BioPharmaceuticals, Inc	8
13,180	*	Elanco Animal Health, Inc	368
27,320		Eli Lilly & Co	4,044
792	*	Eloxx Pharmaceuticals, Inc	2
1,340	*	Emergent Biosolutions, Inc	138
648	*	Enanta Pharmaceuticals, Inc	30
4,713	*	Endo International plc	16
2,041	*	Enochian Biosciences Inc	7
2,725	*	Epizyme, Inc	33

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

876	*,e	Esperion Thereapeutics, Inc	$33
503	*	Evelo Biosciences, Inc	3
1,862	*,e	Evofem Biosciences Inc	4
702	*	Evolus, Inc	3
4,885	*	Exact Sciences Corp	498
9,779	*	Exelixis, Inc	239
2,054	*	Fate Therapeutics, Inc	82
2,752	*	FibroGen, Inc	113
979	*	Five Prime Therapeutics, Inc	5
1,094	*,e	Flexion Therapeutics, Inc	11
2,426	*	Fluidigm Corp	18
491	*	Forma Therapeutics Holdings, Inc	24
893	*,e	Frequency Therapeutics, Inc	17
1,187	*	G1 Therapeutics, Inc	14
361	*	Generation Bio Co	11
6,445	*,e	Geron Corp	11
40,720		Gilead Sciences, Inc	2,573
1,912	*	Global Blood Therapeutics, Inc	105
1,226	*	GlycoMimetics, Inc	4
1,575	*	Gossamer Bio, Inc	20
1,019	*	Gritstone Oncology, Inc	3
4,274	*	Halozyme Therapeutics, Inc	112
2,785	*	Heron Therapeutics, Inc	41
542	*	Homology Medicines, Inc	6
6,138	*	Horizon Therapeutics Plc	477
1,570	*,e	iBio, Inc	3
1,406	*	Ideaya Biosciences, Inc	18
229	*,e	IGM Biosciences, Inc	17
4,784	*	Illumina, Inc	1,479
5,543	*	Immunogen, Inc	20
6,788	*	Immunomedics, Inc	577
1,107	*	Immunovant, Inc	39
6,016	*	Incyte Corp	540
2,960	*	Innoviva, Inc	31
4,718	*,e	Inovio Pharmaceuticals, Inc	55
3,278	*	Insmed, Inc	105
1,277	*	Intellia Therapeutics, Inc	25
836	*	Intercept Pharmaceuticals, Inc	35
1,040	*	Intersect ENT, Inc	17
1,415	*	Intra-Cellular Therapies, Inc	36
3,755	*,e	Invitae Corp	163
4,403	*	Ionis Pharmaceuticals, Inc	209
4,447	*	Iovance Biotherapeutics, Inc	146
6,202	*	IQVIA Holdings, Inc	978
5,284	*	Ironwood Pharmaceuticals, Inc	48
2,477	*	IVERIC bio, Inc	14
1,608	*	Jazz Pharmaceuticals plc	229
85,564		Johnson & Johnson	12,739
724	*	Jounce Therapeutics, Inc	6
5,123	*	Kadmon Holdings, Inc	20
108	*,e	Kala Pharmaceuticals, Inc	1
487	*	KalVista Pharmaceuticals Inc	6
502	*	Karuna Therapeutics, Inc	39
2,001	*	Karyopharm Therapeutics, Inc	29
1,311	*	Kezar Life Sciences, Inc	6
1,615	*	Kindred Biosciences, Inc	7
706	*	Kiniksa Pharmaceuticals Ltd	11
878	*	Kodiak Sciences, Inc	52
308	*	Krystal Biotech Inc	13
1,654	*	Kura Oncology, Inc	51
669	*,e	La Jolla Pharmaceutical Co	3
1,137	*	Lannett Co, Inc	7
1,763	*,e	Lexicon Pharmaceuticals, Inc	3
484	*,e	Ligand Pharmaceuticals, Inc (Class B)	46
1,194	*	Liquidia Technologies, Inc	6

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

842	*,e	LogicBio Therapeutics, Inc	$8
1,582		Luminex Corp	42
1,309	*	MacroGenics, Inc	33
275	*	Madrigal Pharmaceuticals, Inc	33
683	*	Magenta Therapeutics, Inc	5
7,710	*,e	MannKind Corp	14
1,010	*,e	Marinus Pharmaceuticals, Inc	13
1,309	*,e	Marker Therapeutics Inc	2
1,230	*,e	MediciNova, Inc	6
971	*	Medpace Holdings, Inc	109
3,862	*	MEI Pharma, Inc	12
548	*	MeiraGTx Holdings plc	7
81,909		Merck & Co, Inc	6,794
1,195	*	Mersana Therapeutics, Inc	22
750	*	Mettler-Toledo International, Inc	724
1,336	*	Minerva Neurosciences, Inc	4
1,197	*	Mirati Therapeutics, Inc	199
9,219	*	Moderna, Inc	652
1,274	*	Molecular Templates, Inc	14
3,766	*	Momenta Pharmaceuticals, Inc	198
437	*,e	Morphic Holding, Inc	12
2,916	*	Mustang Bio, Inc	9
16,475	*	Mylan NV	244
1,656	*	MyoKardia, Inc	226
2,502	*	Myriad Genetics, Inc	33
1,160	*	NanoString Technologies, Inc	52
921	*,e	NantKwest, Inc	6
2,268	*	Natera, Inc	164
5,467	*	Nektar Therapeutics	91
3,073	*	NeoGenomics, Inc	113
2,147	*	Neoleukin Therapeutics, Inc	26
2,043	*	Neubase Therapeutics, Inc	16
3,097	*	Neurocrine Biosciences, Inc	298
470	*	NextCure Inc	4
761	*	NGM Biopharmaceuticals Inc	12
496	*	Nkarta, Inc	15
1,911	*	Novavax, Inc	207
326	*	Nurix Therapeutics, Inc	11
894	*	Ocular Therapeutix, Inc	7
216	*	Odonate Therapeutics, Inc	3
1,629	*,e	Omeros Corp	16
2,507	*	Oncocyte Corp	3
13,300	*,e	Opko Health, Inc	49
1,987	*,e	Optinose, Inc	8
2,929	*	Orgenesis, Inc	15
2,841	*,e	Ovid therapeutics, Inc	16
4,997	*	Pacific Biosciences of California, Inc	49
1,521	*	Pacira BioSciences Inc	91
934	*	Paratek Pharmaceuticals, Inc	5
425	*	Passage Bio, Inc	6
1,731	*	PDL BioPharma, Inc	5
3,731		PerkinElmer, Inc	468
4,241		Perrigo Co plc	195
735	*	Personalis, Inc	16
180,620		Pfizer, Inc	6,629
806	*,e	PhaseBio Pharmaceuticals Inc	3
341	*	Phathom Pharmaceuticals, Inc	12
720		Phibro Animal Health Corp	13
3,495	*	Pieris Pharmaceuticals, Inc	7
1,998	*	PRA Health Sciences, Inc	203
1,170	*	Precision BioSciences Inc	7
1,758	*	Prestige Consumer Healthcare, Inc.	64
2,427	*,†	Progenics Pharmaceuticals, Inc	0
866	*	Protagonist Therapeutics, Inc	17
1,437	*	Prothena Corp plc	14

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,356	*,e	Provention Bio, Inc	$17
2,011	*	PTC Therapeutics, Inc	94
1,119	*	Puma Biotechnology, Inc	11
7,211	*	QIAGEN NV	377
334	*	Quanterix Corp	11
1,455	*	Radius Health, Inc	16
348	*	RAPT Therapeutics, Inc	11
775	*	Reata Pharmaceuticals, Inc	75
1,657	*	Recro Pharma, Inc	3
3,139	*	Regeneron Pharmaceuticals, Inc	1,757
1,062	*	REGENXBIO, Inc	29
998	*	Relay Therapeutics, Inc	43
450	*,e	Relmada Therapeutics, Inc	17
1,758	*	Repligen Corp	259
699	*	Replimune Group, Inc	16
1,469	*	Retrophin, Inc	27
1,804	*	Revance Therapeutics, Inc	45
1,215	*	REVOLUTION Medicines, Inc	42
1,025	*	Rhythm Pharmaceuticals, Inc	22
4,657	*	Rigel Pharmaceuticals, Inc	11
1,412	*	Rocket Pharmaceuticals, Inc	32
2,630		Royalty Pharma plc	111
1,226	*,e	Rubius Therapeutics, Inc	6
1,782	*	Sage Therapeutics, Inc	109
2,773	*	Sangamo Therapeutics Inc	26
2,492	*	Sarepta Therapeutics, Inc	350
669	*	Scholar Rock Holding Corp	12
924	*	Schrodinger, Inc	44
3,999	*	Seattle Genetics, Inc	783
6,645	*,e	Selecta Biosciences, Inc	16
1,687	*	Seres Therapeutics, Inc	48
1,913	*	SIGA Technologies, Inc	13
2,198	*,e	Soleno Therapeutics, Inc	6
2,399	*	Solid Biosciences, Inc	5
5,713	*,e	Sorrento Therapeutics, Inc	64
2,652	*	Spectrum Pharmaceuticals, Inc	11
853	*	Spero Therapeutics, Inc	10
679	*	SpringWorks Therapeutics, Inc	32
519	*	Stoke Therapeutics, Inc	17
1,839	*	Supernus Pharmaceuticals, Inc	38
1,544	*	Syndax Pharmaceuticals, Inc	23
2,126	*	Syneos Health, Inc	113
2,140	*,e	Syros Pharmaceuticals, Inc	19
785	*	TCR2 Therapeutics Inc	16
3,335	*	TG Therapeutics, Inc	89
5,906	*,e	TherapeuticsMD, Inc	9
1,625	*	Theravance Biopharma, Inc	24
12,824		Thermo Fisher Scientific, Inc	5,662
1,671	*	Translate Bio, Inc	23
767	*	Tricida, Inc	7
932	*	Turning Point Therapeutics Inc	81
1,040	*	Twist Bioscience Corp	79
3,764	*,e	Tyme Technologies, Inc	4
1,836	*	Ultragenyx Pharmaceutical, Inc	151
1,359	*	United Therapeutics Corp	137
1,868	*,e	UNITY Biotechnology, Inc	6
657	*,e	UroGen Pharma Ltd	13
1,691	*	Vanda Pharmaceuticals, Inc	16
1,735	*,e	Vaxart, Inc	12
563	*	Vaxcyte, Inc	28
2,652	*,e	VBI Vaccines, Inc	8
1,634	*	Veracyte, Inc	53
1,345	*	Vericel Corp	25
1,397	*	Versartis, Inc	7
8,464	*	Vertex Pharmaceuticals, Inc	2,303

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

645	*	Viela Bio, Inc	$18
1,592	*,e	Viking Therapeutics, Inc	9
1,508	*	Vir Biotechnology, Inc	52
872	*	Voyager Therapeutics, Inc	9
1,875	*,e	VYNE Therapeutics, Inc	3
1,897	*	Waters Corp	371
776	*	WaVe Life Sciences Ltd	7
684	*	X4 Pharmaceuticals, Inc	5
533	*,e	XBiotech, Inc	10
1,460	*	Xencor, Inc	57
935	*,e	Xeris Pharmaceuticals, Inc	6
959	*	Y-mAbs Therapeutics, Inc	37
308	*	Zentalis Pharmaceuticals, Inc	10
6,592	*,e	ZIOPHARM Oncology, Inc	17
15,332		Zoetis, Inc	2,535
1,752	*	Zogenix, Inc	31

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	85,844

REAL ESTATE - 3.3%
1,964		Acadia Realty Trust	21
1,537		Agree Realty Corp	98
2,540		Alexander & Baldwin, Inc	28
51		Alexander’s, Inc	12
4,020		Alexandria Real Estate Equities, Inc	643
466	*,e	Altisource Portfolio Solutions S.A.	6
1,599		American Assets Trust, Inc	39
4,582		American Campus Communities, Inc	160
3,752		American Finance Trust, Inc	24
8,855		American Homes 4 Rent	252
14,248		American Tower Corp	3,444
6,774		Americold Realty Trust	242
5,173		Apartment Investment & Management Co	174
6,471		Apple Hospitality REIT, Inc	62
1,658		Armada Hoffler Properties, Inc	15
4,597		AvalonBay Communities, Inc	686
769		Bluerock Residential Growth REIT, Inc	6
5,200		Boston Properties, Inc	418
6,772		Brandywine Realty Trust	70
10,209		Brixmor Property Group, Inc	119
2,143	e	Brookfield Property REIT, Inc	26
552		Brt Realty Trust	6
3,063		Camden Property Trust	273
2,763		CareTrust REIT, Inc	49
1,667		CatchMark Timber Trust, Inc	15
10,581	*	CBRE Group, Inc	497
1,449		Chatham Lodging Trust	11
1,087		City Office REIT, Inc	8
544		Clipper Realty, Inc	3
20,026		Colony Capital, Inc	55
3,268		Columbia Property Trust, Inc	36
753		Community Healthcare Trust, Inc	35
3,089		CoreCivic, Inc	25
419		CorEnergy Infrastructure Trust, Inc	2
473		CorePoint Lodging, Inc	3
1,335		Coresite Realty	159
3,896		Corporate Office Properties Trust	92
5,462		Cousins Properties, Inc	156
13,409		Crown Castle International Corp	2,233
159		CTO Realty Growth, Inc	7
6,597		CubeSmart	213
3,593	*	Cushman & Wakefield plc	38
3,732		CyrusOne, Inc	261
7,801		DiamondRock Hospitality Co	40
8,596		Digital Realty Trust, Inc	1,262

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

7,300		Diversified Healthcare Trust	$26
5,662		Douglas Emmett, Inc	142
11,536		Duke Realty Corp	426
2,230		Easterly Government Properties, Inc	50
1,286		EastGroup Properties, Inc	166
3,522		Empire State Realty Trust, Inc	22
2,455		EPR Properties	67
2,830		Equinix, Inc	2,151
3,500		Equity Commonwealth	93
5,668		Equity Lifestyle Properties, Inc	347
11,748		Equity Residential	603
2,882		Essential Properties Realty Trust, Inc	53
2,201		Essex Property Trust, Inc	442
929	*	eXp World Holdings Inc	37
4,258		Extra Space Storage, Inc	456
967	e	Farmland Partners, Inc	6
2,581		Federal Realty Investment Trust	190
3,737		First Industrial Realty Trust, Inc	149
400	*	Forestar Group, Inc	7
2,420		Four Corners Property Trust, Inc	62
4,124		Franklin Street Properties Corp	15
1,944		Front Yard Residential Corp	17
309	*	FRP Holdings, Inc	13
7,032		Gaming and Leisure Properties, Inc	260
3,108		Geo Group, Inc	35
1,064		Getty Realty Corp	28
881		Gladstone Commercial Corp	15
1,479		Global Medical REIT, Inc	20
2,475		Global Net Lease, Inc	39
272		Griffin Land & Nurseries, Inc (Class A)	15
4,494		Healthcare Realty Trust, Inc	135
7,668		Healthcare Trust of America, Inc	199
17,510		Healthpeak Properties Inc	475
1,493		Hersha Hospitality Trust	8
3,908		Highwoods Properties, Inc	131
22,920		Host Hotels and Resorts, Inc	247
1,318	*	Howard Hughes Corp	76
5,170		Hudson Pacific Properties	113
2,619	e	Independence Realty Trust, Inc	30
1,510		Industrial Logistics Properties Trust	33
671		Innovative Industrial Properties, Inc	83
460		Investors Real Estate Trust	30
18,531		Invitation Homes, Inc	519
9,067		Iron Mountain, Inc	243
2,674		iStar Inc	32
3,149		JBG SMITH Properties	84
322		Jernigan Capital, Inc	5
1,604		Jones Lang LaSalle, Inc	153
3,839		Kennedy-Wilson Holdings, Inc	56
3,530		Kilroy Realty Corp	183
14,283		Kimco Realty Corp	161
3,243		Kite Realty Group Trust	38
2,699		Lamar Advertising Co	179
8,135		Lexington Realty Trust	85
1,468		Life Storage, Inc	155
1,530		LTC Properties, Inc	53
4,097	e	Macerich Co	28
3,534		Mack-Cali Realty Corp	45
569	*	Marcus & Millichap, Inc	16
231	*	Maui Land & Pineapple Co, Inc	2
16,244		Medical Properties Trust, Inc	286
3,660		Mid-America Apartment Communities, Inc	424
2,597		Monmouth Real Estate Investment Corp (Class A)	36
1,356		National Health Investors, Inc	82
5,624		National Retail Properties, Inc	194

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,700		National Storage Affiliates Trust	$56
3,164		New Senior Investment Group, Inc	13
1,354		Newmark Group, Inc	6
662		NexPoint Residential Trust, Inc	29
1,207		Office Properties Income Trust	25
7,357		Omega Healthcare Investors, Inc	220
572		One Liberty Properties, Inc	9
5,152		Outfront Media, Inc	75
3,099		Paramount Group, Inc	22
7,470		Park Hotels & Resorts, Inc	75
5,135		Pebblebrook Hotel Trust	64
5,940		Physicians Realty Trust	106
3,343		Piedmont Office Realty Trust, Inc	45
2,502		PotlatchDeltic Corp	105
2,737		Preferred Apartment Communities, Inc	15
23,749		Prologis, Inc	2,390
762		PS Business Parks, Inc	93
4,977		Public Storage, Inc	1,108
1,829		QTS Realty Trust, Inc	115
377	*	Rafael Holdings, Inc	6
4,462		Rayonier, Inc	118
732		Re/Max Holdings, Inc	24
4,163	*	Realogy Holdings Corp	39
11,112		Realty Income Corp	675
3,100	*	Redfin Corp	155
5,855		Regency Centers Corp	223
4,204		Retail Opportunities Investment Corp	44
6,690		Retail Properties of America, Inc	39
645		Retail Value, Inc	8
3,671		Rexford Industrial Realty, Inc	168
4,896		RLJ Lodging Trust	42
283		RMR Group, Inc	8
3,057		RPT Realty	17
1,328		Ryman Hospitality Properties	49
6,162		Sabra Healthcare REIT, Inc	85
401		Safehold, Inc	25
392		Saul Centers, Inc	10
3,574		SBA Communications Corp	1,138
990	*,e	Seritage Growth Properties	13
3,510		Service Properties Trust	28
9,636		Simon Property Group, Inc	623
6,051		SITE Centers Corp	44
1,996		SL Green Realty Corp	93
3,189		Spirit Realty Capital, Inc	108
1,876	*	St. Joe Co	39
4,481		STAG Industrial, Inc	137
7,137		STORE Capital Corp	196
218	*	Stratus Properties, Inc	5
3,928		Summit Hotel Properties, Inc	20
3,082		Sun Communities, Inc	433
8,527		Sunstone Hotel Investors, Inc	68
3,676	e	Tanger Factory Outlet Centers, Inc	22
1,761		Taubman Centers, Inc	59
834	*	Tejon Ranch Co	12
1,821		Terreno Realty Corp	100
9,405		UDR, Inc	307
994		UMH Properties, Inc	13
6,462		Uniti Group, Inc	68
294		Universal Health Realty Income Trust	17
3,855		Urban Edge Properties	37
1,188		Urstadt Biddle Properties, Inc (Class A)	11
12,434		Ventas, Inc	522
34,460		VEREIT, Inc	224
17,074		VICI Properties, Inc	399
5,932		Vornado Realty Trust	200

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,363		Washington REIT	$48
4,685		Weingarten Realty Investors	79
13,793		Welltower, Inc	760
23,929		Weyerhaeuser Co	682
1,293		Whitestone REIT	8
5,610		WP Carey, Inc	366
4,278		Xenia Hotels & Resorts, Inc	38

		TOTAL REAL ESTATE	35,818

RETAILING - 7.5%
1,264	*	1-800-FLOWERS.COM, Inc (Class A)	32
2,124		Aaron’s, Inc	120
1,704		Abercrombie & Fitch Co (Class A)	24
2,127		Advance Auto Parts, Inc	327
13,736	*	Amazon.com, Inc	43,251
4,652	e	American Eagle Outfitters, Inc	69
221	*	America’s Car-Mart, Inc	19
727	*	Asbury Automotive Group, Inc	71
978	*	At Home Group, Inc	15
1,764	*	Autonation, Inc	93
748	*	AutoZone, Inc	881
4,033	e	Bed Bath & Beyond, Inc	60
7,270		Best Buy Co, Inc	809
1,246		Big Lots, Inc	56
4,447	*	BJ’s Wholesale Club Holdings, Inc	185
1,319	*	Booking Holdings, Inc	2,256
517	*	Boot Barn Holdings, Inc	15
1,023		Buckle, Inc	21
2,005	*	Burlington Stores, Inc	413
377		Caleres, Inc	4
1,051		Camping World Holdings, Inc	31
5,436	*	CarMax, Inc	500
740	*	CarParts.com, Inc	8
1,794	*	Carvana Co	400
966		Cato Corp (Class A)	8
389		Children’s Place, Inc	11
619		Citi Trends, Inc	15
708	*	Conn’s, Inc	7
764	*	Container Store Group, Inc	5
1,444		Core-Mark Holding Co, Inc	42
332		Designer Brands, Inc	2
2,084		Dick’s Sporting Goods, Inc	121
165	e	Dillard’s, Inc (Class A)	6
8,056		Dollar General Corp	1,689
7,804	*	Dollar Tree, Inc	713
404	*,e	Duluth Holdings, Inc	5
21,653		eBay, Inc	1,128
3,799	*	Etsy, Inc	462
4,502		Expedia Group, Inc	413
1,844	*	Five Below, Inc	234
2,980	*	Floor & Decor Holdings, Inc	223
3,025		Foot Locker, Inc	100
576	*,e	Funko, Inc	3
3,029	*,e	GameStop Corp (Class A)	31
6,980		Gap, Inc	119
254	*	Genesco, Inc	5
4,534		Genuine Parts Co	432
521		Group 1 Automotive, Inc	46
658	*	Groupon, Inc	13
1,116	*	GrowGeneration Corp	18
3,071	*	GrubHub, Inc	222
1,358		Guess?, Inc	16
715		Haverty Furniture Cos, Inc	15
547	*	Hibbett Sports, Inc	21
34,812		Home Depot, Inc	9,668

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,422	*	Hudson Ltd	$11
5,175		Kohl’s Corp	96
7,726		L Brands, Inc	246
487	*	Lands’ End, Inc	6
1,143	*	Liquidity Services, Inc	9
694		Lithia Motors, Inc (Class A)	158
10,089	*	LKQ Corp	280
24,417		Lowe’s Companies, Inc	4,050
1,099	*	Lumber Liquidators, Inc	24
9,238	e	Macy’s, Inc	53
3,952	*	Magnite, Inc	27
1,129	*	MarineMax, Inc	29
1,333	*,e	Michaels Cos, Inc	13
1,185		Monro Muffler, Inc	48
924	*	Murphy USA, Inc	119
2,416	*	National Vision Holdings, Inc	92
3,550	e	Nordstrom, Inc	42
1,630	*	ODP Corp	32
1,751	*	Ollie’s Bargain Outlet Holdings, Inc	153
2,359	*	O’Reilly Automotive, Inc	1,088
1,365	*	Overstock.com, Inc	99
633		Penske Auto Group, Inc	30
765	e	PetMed Express, Inc	24
1,227		Pool Corp	410
2,851	*	Quotient Technology, Inc	21
12,253		Qurate Retail Group, Inc QVC Group	88
1,550	*	RealReal, Inc	22
1,673		Rent-A-Center, Inc	50
537	*	RH	205
11,254		Ross Stores, Inc	1,050
3,687	*	Sally Beauty Holdings, Inc	32
576		Shoe Carnival, Inc	19
719		Shutterstock, Inc	37
817	e	Signet Jewelers Ltd	15
906	*	Sleep Number Corp	44
1,157		Sonic Automotive, Inc (Class A)	46
1,434	*	Sportsman’s Warehouse Holdings, Inc	21
553	*	Stamps.com, Inc	133
1,475	*,e	Stitch Fix Inc	40
16,102		Target Corp	2,535
3,785		Tiffany & Co	439
432		Tilly’s, Inc	3
38,821		TJX Companies, Inc	2,160
3,844		Tractor Supply Co	551
1,790	*	Ulta Beauty, Inc	401
2,603	*	Urban Outfitters, Inc	54
740	*	Vroom, Inc	38
2,147	*,e	Wayfair, Inc	625
252		Weyco Group, Inc	4
2,576		Williams-Sonoma, Inc	233
94		Winmark Corp	16
686	*	Zumiez, Inc	19

		TOTAL RETAILING	81,493

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.6%
1,146	*	Acacia Communications, Inc	77
1,075	*	Advanced Energy Industries, Inc	68
37,690	*	Advanced Micro Devices, Inc	3,090
844	*	Alpha & Omega Semiconductor Ltd	11
1,266	*	Ambarella, Inc	66
3,751	*	Amkor Technology, Inc	42
11,912		Analog Devices, Inc	1,391
29,375		Applied Materials, Inc	1,746
1,183	*	Axcelis Technologies, Inc	26

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,452	*	AXT, Inc	$9
12,634		Broadcom, Inc	4,603
2,458		Brooks Automation, Inc	114
839	*	Ceva, Inc	33
1,924	*	Cirrus Logic, Inc	130
1,495		Cohu, Inc	26
3,610	*	Cree, Inc	230
1,498	*	Diodes, Inc	85
3,471	*	Enphase Energy, Inc	287
4,190		Entegris, Inc	311
2,741	*	First Solar, Inc	181
2,989	*	Formfactor, Inc	74
445	*	Ichor Holdings Ltd	10
705	*	Impinj, Inc	19
1,603	*	Inphi Corp	180
137,143		Intel Corp	7,101
4,974		KLA Corp	964
4,683		Lam Research Corp	1,554
4,618	*	Lattice Semiconductor Corp	134
1,568	*	MACOM Technology Solutions Holdings, Inc	53
21,197		Marvell Technology Group Ltd	841
286	*,e	Maxeon Solar Technologies Ltd	5
8,732		Maxim Integrated Products, Inc	590
2,280	*	MaxLinear, Inc	53
7,740		Microchip Technology, Inc	795
35,896	*	Micron Technology, Inc	1,686
1,742		MKS Instruments, Inc	190
1,367		Monolithic Power Systems, Inc	382
1,126	*	Nanometrics, Inc	34
1,216	*	NeoPhotonics Corp Ltd	7
192		NVE Corp	9
19,124		NVIDIA Corp	10,350
13,824	*	ON Semiconductor Corp	300
1,181	*	PDF Solutions, Inc	22
2,703	*	Photronics, Inc	27
2,006		Power Integrations, Inc	111
3,681	*	Qorvo, Inc	475
36,466		QUALCOMM, Inc	4,291
4,243	*	Rambus, Inc	58
2,180	*	Semtech Corp	115
1,457	*	Silicon Laboratories, Inc	143
280	*	SiTime Corp	24
5,322		Skyworks Solutions, Inc	774
51	*	SMART Global Holdings, Inc	1
1,602	*	SolarEdge Technologies, Inc	382
2,299	*	SunPower Corp	29
928	*	Synaptics, Inc	75
5,288		Teradyne, Inc	420
29,678		Texas Instruments, Inc	4,238
1,266	*	Ultra Clean Holdings	27
1,389		Universal Display Corp	251
1,833	*	Veeco Instruments, Inc	21
7,883		Xilinx, Inc	822

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	50,163

SOFTWARE & SERVICES - 15.2%
1,998	*	2U, Inc	68
3,462	*	8x8, Inc	54
1,883	*	A10 Networks, Inc	12
20,606		Accenture plc	4,657
3,983	*	ACI Worldwide, Inc	104
15,620	*	Adobe, Inc	7,660
5,071	*	Akamai Technologies, Inc	561
1,443	*	Alarm.com Holdings, Inc	80
1,403		Alliance Data Systems Corp	59

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,317	*	Altair Engineering, Inc	$55
1,733	*,e	Alteryx, Inc	197
4,060		Amdocs Ltd	233
1,091		American Software, Inc (Class A)	15
4,257	*	Anaplan, Inc	266
2,700	*	Ansys, Inc	884
538	*	Appfolio, Inc	76
1,096	*,e	Appian Corp	71
2,290	*	Aspen Technology, Inc	290
4,111	*	Atlassian Corp plc	747
7,153	*	Autodesk, Inc	1,652
13,786		Automatic Data Processing, Inc	1,923
2,529	*	Avalara, Inc	322
2,583	*	Avaya Holdings Corp	39
1,498	*	Benefitfocus, Inc	17
250	*	BigCommerce Holdings, Inc	21
1,751	*	Bill.Com Holdings, Inc	176
4,820	*	Black Knight, Inc	420
1,852		Blackbaud, Inc	103
1,613	*	Blackline, Inc	145
4,617		Booz Allen Hamilton Holding Co	383
1,563	*	Bottomline Technologies, Inc	66
4,699	*	Box, Inc	82
1,247	*	Brightcove, Inc	13
3,564		Broadridge Financial Solutions, Inc	470
822	*	CACI International, Inc (Class A)	175
8,913	*	Cadence Design Systems, Inc	950
842	*	Cardtronics plc	17
576		Cass Information Systems, Inc	23
4,074		CDK Global, Inc	178
1,164	*	Cerence Inc	57
3,464	*	Ceridian HCM Holding, Inc	286
921	*	ChannelAdvisor Corp	13
4,002		Citrix Systems, Inc	551
6,629	*	Cloudera, Inc	72
3,571	*	Cloudflare, Inc	147
17,387		Cognizant Technology Solutions Corp (Class A)	1,207
1,509	*	Commvault Systems, Inc	62
7,418	*	Conduent, Inc	24
2,613		CoreLogic Inc	177
2,077	*	Cornerstone OnDemand, Inc	76
2,169	*	Coupa Software, Inc	595
4,893	*	Crowdstrike Holdings, Inc	672
1,299		CSG Systems International, Inc	53
5,018	*	Datadog, Inc	513
574	*,e	Digimarc Corp	13
2,714	*	Digital Turbine, Inc	89
5,777	*	DocuSign, Inc	1,243
643	*	Domo, Inc	25
7,941	*	Dropbox, Inc	153
395	*	Duck Creek Technologies, Inc	18
8,041		DXC Technology Co	144
5,865	*	Dynatrace, Inc	241
927		Ebix, Inc	19
648	*	eGain Corp	9
2,086	*	Elastic NV	225
2,483	*	Endurance International Group Holdings, Inc	14
1,657	*	Envestnet, Inc	128
1,655	*	EPAM Systems, Inc	535
1,684	*	Euronet Worldwide, Inc	153
1,144	*	Everbridge, Inc	144
2,375		EVERTEC, Inc	82
1,204	*	Evo Payments, Inc	30
1,241	*	ExlService Holdings, Inc	82
864	*	Fair Isaac Corp	368

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,399	*	Fastly, Inc	$225
19,939		Fidelity National Information Services, Inc	2,935
6,880	*	FireEye, Inc	85
17,861	*	Fiserv, Inc	1,841
2,029	*	Five9, Inc	263
2,604	*	FleetCor Technologies, Inc	620
4,433	*	Fortinet, Inc	522
2,893	*	Gartner, Inc	361
5,811		Genpact Ltd	226
9,602		Global Payments, Inc	1,705
1,180	*	Globant S.A.	211
5,510	*	GoDaddy, Inc	419
1,865	*	GreenSky, Inc	8
2,614	*	Guidewire Software, Inc	273
1,077		Hackett Group, Inc	12
1,304	*	HubSpot, Inc	381
351	*	I3 Verticals, Inc	9
1,377	*	Information Services Group, Inc	3
385	*,e	Intelligent Systems Corp	15
28,770		International Business Machines Corp	3,500
8,186		Intuit, Inc	2,670
1,629	*	j2 Global, Inc	113
2,510		Jack Henry & Associates, Inc	408
572	*	Jamf Holding Corp	21
4,582		KBR, Inc	102
4,342		Leidos Holdings, Inc	387
3,363	*	Limelight Networks, Inc	19
2,140	*	Liveperson, Inc	111
2,391	*	LiveRamp Holdings, Inc	124
2,136	*	Manhattan Associates, Inc	204
1,025		Mantech International Corp (Class A)	71
28,587		Mastercard, Inc (Class A)	9,667
2,080		MAXIMUS, Inc	142
2,662	*	Medallia, Inc	73
242,588		Microsoft Corp	51,024
267	*	MicroStrategy, Inc (Class A)	40
1,779	*	Mimecast Ltd	83
1,253	*	Mitek Systems, Inc	16
1,693	*	MobileIron, Inc	12
844	*	Model N, Inc	30
1,616	*	MongoDB, Inc	374
204	*,e	nCino, Inc	16
1,631	*	New Relic, Inc	92
2,596		NIC, Inc	51
18,473		NortonLifelock, Inc	385
9,317	*	Nuance Communications, Inc	309
5,847	*	Nutanix, Inc	130
3,782	*	Okta, Inc	809
1,227	*	OneSpan, Inc	26
62,016		Oracle Corp	3,702
2,233	*	Pagerduty, Inc	61
3,074	*	Palo Alto Networks, Inc	752
10,375		Paychex, Inc	828
1,532	*	Paycom Software, Inc	477
1,125	*	Paylocity Holding Corp	182
38,055	*	PayPal Holdings, Inc	7,498
1,045	*,e	Paysign Inc	6
1,117		Pegasystems, Inc	135
1,320	*	Perficient, Inc	56
4,684		Perspecta, Inc	91
1,099	*	Ping Identity Holding Corp	34
3,056	*	Pluralsight, Inc	52
1,791		Progress Software Corp	66
1,867	*	Proofpoint, Inc	197
1,099	*	PROS Holdings, Inc	35

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,518	*	PTC, Inc	$291
1,569	*	Q2 Holdings, Inc	143
400		QAD, Inc (Class A)	17
1,213	*	Qualys, Inc	119
958	*	Rackspace Technology, Inc	18
1,695	*	Rapid7, Inc	104
2,784	*	RealPage, Inc	160
1,101	*	Repay Holdings Corp	26
2,519	*	RingCentral, Inc	692
750	*	Rosetta Stone, Inc	22
10,188		Sabre Corp	66
2,791	*	SailPoint Technologies Holding, Inc	110
28,115	*	salesforce.com, Inc	7,066
766	e	Sapiens International Corp NV	23
1,951		Science Applications International Corp	153
257	*	SecureWorks Corp	3
6,153	*	ServiceNow, Inc	2,984
502	*	ShotSpotter, Inc	16
12,368	*	Slack Technologies, Inc	332
3,616	*	Smartsheet, Inc	179
1,330	*	SolarWinds Corp	27
5,060	*	Splunk, Inc	952
845	*	Sprout Social, Inc	33
1,231	*	SPS Commerce, Inc	96
11,928	*	Square, Inc	1,939
7,101		SS&C Technologies Holdings, Inc	430
5,746	*	StoneCo Ltd	304
3,818	*	SVMK, Inc	84
2,685		Switch, Inc	42
1,511	*	Sykes Enterprises, Inc	52
1,342	*	Synchronoss Technologies, Inc	4
4,848	*	Synopsys, Inc	1,037
2,092	*	TeleNav, Inc	8
1,895	*	Tenable Holdings, Inc	72
3,770	*	Teradata Corp	86
1,339	*	Trade Desk, Inc	695
541		TTEC Holdings, Inc	29
349	*	Tucows, Inc	24
4,417	*	Twilio, Inc	1,091
1,289	*	Tyler Technologies, Inc	449
2,160	*	Unisys Corp	23
660	*	Upland Software, Inc	25
2,984	*	Upwork, Inc	52
1,028	*	Varonis Systems, Inc	119
2,429	*	Verint Systems, Inc	117
3,335	*	VeriSign, Inc	683
765	*,e	Veritone, Inc	7
3,457	*	Verra Mobility Corp	33
2,063	e	VirnetX Holding Corp	11
1,072	*	Virtusa Corp	53
54,637		Visa, Inc (Class A)	10,926
2,534	*,e	VMware, Inc (Class A)	364
13,620		Western Union Co	292
1,443	*	WEX, Inc	201
5,472	*	Workday, Inc	1,177
1,221	*	Workiva, Inc	68
3,929		Xperi Holding Corp	45
2,990	*	Yext, Inc	45
3,760	*	Zendesk, Inc	387
2,044	*	Zix Corp	12
5,407	*	Zoom Video Communications, Inc	2,542
2,320	*	Zscaler, Inc	326
2,992	*	Zuora Inc	31

		TOTAL SOFTWARE & SERVICES	164,296

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

TECHNOLOGY HARDWARE & EQUIPMENT - 7.3%
4,245	*,e	3D Systems Corp	$21
1,869		Adtran, Inc	19
1,071	*	Agilysys, Inc	26
9,327		Amphenol Corp (Class A)	1,010
522,747	d	Apple, Inc	60,539
712	*,e	Applied Optoelectronics, Inc	8
1,796	*	Arista Networks, Inc	372
2,522	*	Arlo Technologies, Inc	13
2,350	*	Arrow Electronics, Inc	185
1,363	*	Avid Technology, Inc	12
3,554		Avnet, Inc	92
1,096		Badger Meter, Inc	72
429		Bel Fuse, Inc (Class B)	5
1,632		Belden CDT, Inc	51
1,361		Benchmark Electronics, Inc	27
1,369	*	CalAmp Corp	10
1,907	*	Calix, Inc	34
176	*	Casa Systems, Inc	1
4,421		CDW Corp	528
5,012	*	Ciena Corp	199
137,346		Cisco Systems, Inc	5,410
522	*	Clearfield, Inc	11
5,437		Cognex Corp	354
816	*	Coherent, Inc	90
6,058	*	CommScope Holding Co, Inc	54
784		Comtech Telecommunications Corp	11
23,801		Corning, Inc	771
1,256		CTS Corp	28
48		Daktronics, Inc	0	^
8,054	*	Dell Technologies, Inc	545
2,906	*	Diebold, Inc	22
1,019	*	Digi International, Inc	16
2,138		Dolby Laboratories, Inc (Class A)	142
1,847	*	EchoStar Corp (Class A)	46
518	*	ePlus, Inc	38
4,537	*	Extreme Networks, Inc	18
2,012	*	F5 Networks, Inc	247
1,106	*	Fabrinet	70
655	*	FARO Technologies, Inc	40
6,696	*	Fitbit, Inc	47
4,422		FLIR Systems, Inc	159
3,142	*	Harmonic, Inc	18
41,111		Hewlett Packard Enterprise Co	385
45,600		HP, Inc	866
2,990	*	II-VI, Inc	121
1,305	*	Immersion Corp	9
5,792	*	Infinera Corp	36
2,359	*,e	Inseego Corp	24
1,383	*	Insight Enterprises, Inc	78
1,057		InterDigital, Inc	60
1,172	*	IPG Photonics Corp	199
944	*	Iteris, Inc	4
1,329	*	Itron, Inc	81
4,847		Jabil Inc	166
10,966		Juniper Networks, Inc	236
5,871	*	Keysight Technologies, Inc	580
1,038	*	Kimball Electronics, Inc	12
3,427	*	Knowles Corp	51
758	*	KVH Industries, Inc	7
823		Littelfuse, Inc	146
2,379	*	Lumentum Holdings, Inc	179
1,398		Methode Electronics, Inc	40
5,446		Motorola Solutions, Inc	854

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

632		MTS Systems Corp	$12
428	*	Napco Security Technologies, Inc	10
4,043		National Instruments Corp	144
4,702	*	NCR Corp	104
7,346		NetApp, Inc	322
1,274	*	Netgear, Inc	39
2,211	*	Netscout Systems, Inc	48
1,072	*	nLight, Inc	25
1,149	*	Novanta, Inc	121
673	*	OSI Systems, Inc	52
406	*,e	PAR Technology Corp	16
430		PC Connection, Inc	18
1,300		Plantronics, Inc	15
884	*	Plexus Corp	62
8,066	*	Pure Storage, Inc	124
2,205	*	Ribbon Communications, Inc	9
701	*	Rogers Corp	69
2,299	*	Sanmina Corp	62
958	*	Scansource, Inc	19
1,358	*	Super Micro Computer, Inc	36
1,240		Synnex Corp	174
7,901	*	Trimble Inc	385
3,576	*	TTM Technologies, Inc	41
250		Ubiquiti, Inc	42
2,057	*	Viasat, Inc	71
7,704	*	Viavi Solutions, Inc	90
4,516		Vishay Intertechnology, Inc	70
398	*	Vishay Precision Group, Inc	10
9,257		Western Digital Corp	338
6,252		Xerox Holdings Corp	117
1,723	*	Zebra Technologies Corp (Class A)	435

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	78,575

TELECOMMUNICATION SERVICES - 1.7%
410	*	Anterix, Inc	13
230,983		AT&T, Inc	6,585
373		ATN International, Inc	19
565	*	Bandwidth Inc	99
1,565	*	Boingo Wireless, Inc	16
34,462		CenturyLink, Inc	348
1,877	*	Cincinnati Bell, Inc	28
1,449		Cogent Communications Group, Inc	87
2,586	*	Consolidated Communications Holdings, Inc	15
3,118	*	GCI Liberty, Inc	256
2,248	*,e	Gogo, Inc	21
2,450	*	IAC	293
3,657	*	Iridium Communications, Inc	94
1,581	*	Liberty Latin America Ltd (Class A)	13
5,718	*,d	Liberty Latin America Ltd (Class C)	46
661	*	Ooma, Inc	9
2,552	*	ORBCOMM, Inc	9
1,811		Shenandoah Telecom Co	80
859		Spok Holdings, Inc	8
3,834		Telephone & Data Systems, Inc	71
17,802	*	T-Mobile US, Inc	2,036
176	*	US Cellular Corp	5
134,262		Verizon Communications, Inc	7,987
7,849	*	Vonage Holdings Corp	80

		TOTAL TELECOMMUNICATION SERVICES	18,218

TRANSPORTATION - 2.0%
2,138	*	Air Transport Services Group, Inc	54
3,985		Alaska Air Group, Inc	146
393		Allegiant Travel Co	47

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

269		Amerco, Inc	$96
16,017	e	American Airlines Group, Inc	197
719		ArcBest Corp	22
798	*	Atlas Air Worldwide Holdings, Inc	49
1,550	*	Avis Budget Group, Inc	41
4,081		CH Robinson Worldwide, Inc	417
1,092		Copa Holdings S.A. (Class A)	55
1,032		Costamare, Inc	6
452	*	Covenant Transportation Group, Inc	8
24,433		CSX Corp	1,898
763	*	Daseke, Inc	4
20,827		Delta Air Lines, Inc	637
219	*	Eagle Bulk Shipping, Inc	4
1,070	*	Echo Global Logistics, Inc	27
5,160		Expeditors International of Washington, Inc	467
7,848		FedEx Corp	1,974
902		Forward Air Corp	52
1,420		Hawaiian Holdings, Inc	18
1,188		Heartland Express, Inc	22
1,279	*	Hub Group, Inc (Class A)	64
2,648		JB Hunt Transport Services, Inc	335
9,060	*	JetBlue Airways Corp	103
3,018		Kansas City Southern	546
2,088	*	Kirby Corp	75
3,876		Knight-Swift Transportation Holdings, Inc	158
1,243		Landstar System, Inc	156
7,833	*	Lyft, Inc (Class A)	216
2,253		Macquarie Infrastructure Co LLC	61
2,242		Marten Transport Ltd	37
1,675		Matson, Inc	67
8,354		Norfolk Southern Corp	1,788
3,116		Old Dominion Freight Line	564
334		Park-Ohio Holdings Corp	5
1,449	*	Radiant Logistics, Inc	7
1,666		Ryder System, Inc	70
1,798	*	Safe Bulkers, Inc	2
945	*	Saia, Inc	119
1,714		Schneider National, Inc	42
218		Scorpio Bulkers, Inc	3
1,416		Skywest, Inc	42
19,305		Southwest Airlines Co	724
2,785	*	Spirit Airlines, Inc	45
44,583	*	Uber Technologies, Inc	1,626
22,072		Union Pacific Corp	4,345
9,424	*	United Airlines Holdings Inc	327
22,950		United Parcel Service, Inc (Class B)	3,824
200		Universal Logistics Holdings Inc	4
1,875		Werner Enterprises, Inc	79
3,024	*	XPO Logistics, Inc	256

		TOTAL TRANSPORTATION	21,931

UTILITIES - 2.8%
21,023		AES Corp	381
1,489		Allete, Inc	77
7,893		Alliant Energy Corp	408
7,956		Ameren Corp	629
16,221		American Electric Power Co, Inc	1,326
1,409		American States Water Co	106
5,877		American Water Works Co, Inc	851
366		Artesian Resources Corp	13
5,498	*,e	Atlantic Power Corp	11
3,897		Atmos Energy Corp	372
1,521		Avangrid, Inc	77
2,203		Avista Corp	75
1,598		Black Hills Corp	85

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

771		Brookfield Infrastructure Corp	$43
2,019		Brookfield Renewable Corp	118
812	*,e	Cadiz, Inc	8
1,860		California Water Service Group	81
15,595		Centerpoint Energy, Inc	302
640		Chesapeake Utilities Corp	54
1,290		Clearway Energy, Inc (Class A)	32
2,243		Clearway Energy, Inc (Class C)	60
9,330		CMS Energy Corp	573
10,947		Consolidated Edison, Inc	852
626		Consolidated Water Co, Inc	6
27,131		Dominion Energy, Inc	2,141
6,120		DTE Energy Co	704
23,891		Duke Energy Corp	2,116
11,609		Edison International	590
6,725		Entergy Corp	663
6,923		Essential Utilities Inc	279
7,609		Evergy, Inc	387
10,892		Eversource Energy	910
31,243		Exelon Corp	1,117
17,417		FirstEnergy Corp	500
919		Genie Energy Ltd	7
349		Global Water Resources, Inc	4
3,788		Hawaiian Electric Industries, Inc	126
1,455		Idacorp, Inc	116
6,373		MDU Resources Group, Inc	143
899		MGE Energy, Inc	56
644		Middlesex Water Co	40
2,568		National Fuel Gas Co	104
3,351		New Jersey Resources Corp	90
15,886		NextEra Energy, Inc	4,409
12,354		NiSource, Inc	272
1,124		Northwest Natural Holding Co	51
1,255		NorthWestern Corp	61
7,795		NRG Energy, Inc	240
6,410		OGE Energy Corp	192
1,679		ONE Gas, Inc	116
1,153		Ormat Technologies, Inc	68
920		Otter Tail Corp	33
41,742	*,b	PG&E Corp	392
3,779		Pinnacle West Capital Corp	282
2,897		PNM Resources, Inc	120
3,158		Portland General Electric Co	112
24,776		PPL Corp	674
15,933		Public Service Enterprise Group, Inc	875
626	*	Pure Cycle Corp	6
263		RGC Resources, Inc	6
9,412		Sempra Energy	1,114
678		SJW Corp	41
3,054		South Jersey Industries, Inc	59
34,427		Southern Co	1,867
1,840		Southwest Gas Holdings Inc	116
431		Spark Energy, Inc	4
1,343		Spire, Inc	71
1,686	*	Sunnova Energy International, Inc	51
7,337		UGI Corp	242
534		Unitil Corp	21
15,748		Vistra Energy Corp	297
10,389		WEC Energy Group, Inc	1,007
17,115		Xcel Energy, Inc	1,181
490		York Water Co	21

		TOTAL UTILITIES	30,634

		TOTAL COMMON STOCKS	1,076,318

		(Cost $388,072)

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

RIGHTS / WARRANTS - 0.0%

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
10		Pulse Biosciences, Inc	$0

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	0

MEDIA & ENTERTAINMENT - 0.0%
4,469	†	Media General, Inc	0

		TOTAL MEDIA & ENTERTAINMENT	0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
1,565	†	Elanco Animal Health, Inc CVR	0	^
244	†	Omthera Pharmaceuticals, Inc	0	^
390	†	Tobira Therapeutics, Inc	0	^

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	0	^

		TOTAL RIGHTS / WARRANTS	0	^

		(Cost $0)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.9%

TREASURY DEBT - 0.6%
$6,507,000		United States Treasury Bill	0.050%	10/06/20	6,507

		TOTAL TREASURY DEBT			6,507

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.3%
3,709,853	c	State Street Navigator Securities Lending Government Money Market Portfolio			3,710

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			3,710

		TOTAL SHORT-TERM INVESTMENTS			10,217

		(Cost $10,217)
		TOTAL INVESTMENTS - 100.4%			1,086,535
		(Cost $398,289)
		OTHER ASSETS & LIABILITIES, NET - (0.4)%			(4,357)

		NET ASSETS - 100.0%			$1,082,178

Abbreviation(s):

CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

^	Amount represents less than $1,000.
*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
b	In bankruptcy
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The value of securities on loan is $5,691,094.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/20, the value of these securities is $62,569 or 0.01% of net assets.

Cost amounts are in thousands.

Futures contracts outstanding as of September 30, 2020 were as follows (notional amounts and values are in thousands):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	48	12/18/20	$8,136	$8,045	$(91)

TIAA SEPARATE ACCOUNT VA-1 - Notes to Schedule of Investments (unaudited)

Organization and significant accounting policies

Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“Commission”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.

Valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Committee. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3—significant unobservable inputs (including the Account’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Committee. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

The following table summarizes the market value of the Account’s investments as of September 30, 2020, based on the inputs used to value them (dollar amounts are in thousands):

	Level 1	Level 2	Level 3	Total
Equity investments:
Consumer staples	$67,581	$7	$—	$67,588
Health care	156,701	—	2	156,703
All other equity investments*	852,027	—	—	852,027
Short-term investments	3,710	6,507	—	10,217
Futures contracts**	(91)	—	—	(91)
Total	$1,079,928	$6,514	$2	$1,086,444

*	For detailed categories, see the accompanying Schedule of investments.
**	Derivative instruments are not reflected in the market value of portfolio investments.

A10943-D (11/20)